December 31, *2012*

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Annual *Reports*

PACIFIC SELECT FUND
Letter to Shareholders	A-1

Performance Discussion	A-3

Schedules of Investments	B-1

Financial Statements:

Statements of Assets and Liabilities	C-1

Statements of Operations	C-9

Statements of Changes in Net Assets	C-17

Statements of Cash Flows	C-32

Financial Highlights	C-33

Notes to Financial Statements	D-1

Report of Independent Registered Public Accounting Firm	E-1

Disclosure of Fund Expenses	F-1

Trustees and Officers Information	F-5

Approval of Investment Advisory Agreement and Portfolio Management Agreements	F-8

Where to Go for More Information	F-24

The 2012 Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Annual Report should be read in conjunction with the PSF Annual Report included herein.

The 2012 Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
Cash Management	Pacific Select Fund Cash Management Class I	19,504,647	$196,713,443	$196,711,909
Diversified Bond	Diversified Bond Class I	2,354,359	20,675,002	19,294,308
Floating Rate Loan	Floating Rate Loan Class I	1,904,764	12,205,476	11,148,684
High Yield Bond	High Yield Bond Class I	15,711,191	97,736,516	99,069,304
Inflation Managed	Inflation Managed Class I	14,296,118	159,730,098	152,013,597
Inflation Protected	Inflation Protected Class I	119,169	1,265,428	1,289,369
Managed Bond	Managed Bond Class I	32,535,847	365,192,949	375,765,086
Short Duration Bond	Short Duration Bond Class I	5,397,309	50,895,934	50,850,089
Emerging Markets Debt	Emerging Markets Debt Class I	106,232	1,133,785	1,149,310
American Funds® Growth	American Funds Growth Class I	5,422,827	36,844,652	50,903,034
American Funds Growth-Income	American Funds Growth-Income Class I	3,939,590	34,528,420	41,198,926
Comstock	Comstock Class I	3,753,199	27,422,155	30,850,406
Dividend Growth	Dividend Growth Class I	4,051,605	38,174,967	41,086,856
Equity Index	Equity Index Class I	13,797,004	379,856,768	423,039,906
Focused 30	Focused 30 Class I	1,950,363	22,977,440	24,337,087
Growth LT	Growth LT Class I	12,100,153	203,142,633	161,823,692
Large-Cap Growth	Large-Cap Growth Class I	6,884,002	33,477,158	35,574,273
Large-Cap Value	Large-Cap Value Class I	7,636,485	86,089,784	91,816,756
Long/Short Large-Cap	Long/Short Large-Cap Class I	768,927	5,795,896	5,432,342
Main Street® Core	Main Street Core Class I	7,773,960	150,153,837	152,244,927
Mid-Cap Equity	Mid-Cap Equity Class I	8,982,533	109,708,925	89,337,839
Mid-Cap Growth	Mid-Cap Growth Class I	5,552,361	43,800,800	39,722,765
Mid-Cap Value	Mid-Cap Value Class I	451,433	4,336,323	4,409,378
Small-Cap Equity	Small-Cap Equity Class I	968,114	11,113,761	11,291,696
Small-Cap Growth	Small-Cap Growth Class I	3,045,646	28,464,235	29,560,475
Small-Cap Index	Small-Cap Index Class I	13,654,824	156,815,954	169,527,996
Small-Cap Value	Small-Cap Value Class I	4,708,462	53,131,439	53,476,872
Health Sciences	Health Sciences Class I	2,218,644	26,123,058	31,845,423
Real Estate	Real Estate Class I	5,552,130	68,867,793	90,620,137
Technology	Technology Class I	3,083,292	14,900,351	12,956,752
Emerging Markets	Emerging Markets Class I	9,315,290	120,477,803	136,308,855
International Large-Cap	International Large-Cap Class I	21,274,865	130,278,014	143,146,824
International Small-Cap	International Small-Cap Class I	1,339,270	9,274,642	8,493,544
International Value	International Value Class I	12,828,945	167,547,747	124,479,647
American Funds Asset Allocation	American Funds Asset Allocation Class I	471,313	6,947,063	7,282,857
Pacific Dynamix - Conservative Growth	Pacific Dynamix—Conservative Growth Class I	223,839	2,633,327	2,611,762
Pacific Dynamix - Moderate Growth	Pacific Dynamix—Moderate Growth Class I	556,810	7,166,792	7,419,442
Pacific Dynamix - Growth	Pacific Dynamix—Growth Class I	766,423	10,048,140	10,396,990
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I	2,752,990	27,759,200	29,150,622
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I	4,876,458	47,842,255	51,103,412
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I	20,060,563	193,318,405	207,291,875
Portfolio Optimization Growth	Portfolio Optimization Growth Class I	25,573,664	242,810,489	260,595,890
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I	10,126,951	94,744,443	101,450,518

	M Fund, Inc.
I	M International Equity	5,083,946	62,343,580	58,821,254
II	M Large Cap Growth	1,765,399	25,119,914	33,895,660
III	M Capital Appreciation	1,751,161	37,042,481	40,942,152
V	M Business Opportunity Value	1,437,885	13,192,649	16,449,407

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Series II	Invesco V.I. International Growth Series II	63,789	1,806,481	1,893,253

	American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Class II	American Century VP Mid Cap Value Class II	217,559	30,78,505	3,174,187

	BlackRock® Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class III	BlackRock Basic Value V.I. Class III	964,752	10,987,167	12,290,941
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	3,409,888	47,275,791	48,897,788

See Notes to Financial Statements

G-1

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	1,749,684	$38,375,471	$45,491,794
Fidelity VIP Freedom Income Service Class 2	Fidelity VIP Freedom Income Service Class 2	109,652	1,140,611	1,155,730
Fidelity VIP Freedom 2010 Service Class 2	Fidelity VIP Freedom 2010 Service Class 2	76,169	827,893	845,474
Fidelity VIP Freedom 2015 Service Class 2	Fidelity VIP Freedom 2015 Service Class 2	220,901	2,372,996	2,467,461
Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	627,957	6,799,674	7,007,997
Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2	431,425	4,348,920	4,806,075
Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	594,848	6,181,982	6,442,202
Fidelity VIP Freedom 2035 Service Class 2	Fidelity VIP Freedom 2035 Service Class 2	5,354	84,070	84,224
Fidelity VIP Freedom 2045 Service Class 2	Fidelity VIP Freedom 2045 Service Class 2	9,886	145,085	146,411
Fidelity VIP Growth Service Class 2	Fidelity VIP Growth Service Class 2	104,906	4,129,980	4,368,276
Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Mid Cap Service Class 2	1,034,097	27,494,246	31,002,240
Fidelity VIP Value Strategies Service Class 2	Fidelity VIP Value Strategies Service Class 2	363,872	3,694,769	4,068,091

	Franklin Templeton Variable Insurance Products Trust
Templeton Foreign Securities Class 2	Templeton Foreign Securities Class 2	79,534	1,091,034	1,142,907
Templeton Global Bond Securities Class 2	Templeton Global Bond Securities Class 2	2,303,239	43,993,669	44,844,070

	GE Investments Funds, Inc.
GE Investments Total Return Class 3	GE Investments Total Return Class 3	52,912	883,560	915,384

	Janus Aspen Series
Janus Aspen Series Overseas Service Class	Janus Aspen Series Overseas Service Class	807,246	35,919,175	29,892,336
Janus Aspen Series Enterprise Service Class	Janus Aspen Series Enterprise Service Class *	102,339	3,626,729	4,419,001

	Lazard Retirement Series, Inc.
Lazard Retirement U.S. Strategic Equity Service Class	Lazard Retirement U.S. Strategic Equity Service Class	88,581	859,269	924,789

	Legg Mason Partners Variable Equity Trust
Legg Mason ClearBridge Variable Aggressive Growth - Class II	Legg Mason ClearBridge Variable Aggressive Growth - Class II	104,622	1,913,696	1,971,074
Legg Mason ClearBridge Variable Mid Cap Core - Class II	Legg Mason ClearBridge Variable Mid Cap Core - Class II	591,738	7,333,562	8,639,380

	Lord Abbett Series Fund, Inc.
Lord Abbett Developing Growth Class VC	Lord Abbett Developing Growth Class VC	2,557	45,387	42,015
Lord Abbett Fundamental Equity Class VC	Lord Abbett Fundamental Equity Class VC	771,216	13,151,710	13,581,117

	MFS® Variable Insurance Trust
MFS New Discovery Series Service Class	MFS New Discovery Series Service Class	422,225	6,586,330	6,337,596
MFS Utilities Series Service Class	MFS Utilities Series Service Class	568,158	13,780,980	15,505,031

	PIMCO Variable Insurance Trust
PIMCO Global Multi-Asset - Advisor Class	PIMCO Global Multi-Asset - Advisor Class	874,969	11,109,847	11,164,606

	Royce Capital Fund
Royce Micro-Cap Service Class	Royce Micro-Cap Service Class	144,835	1,616,314	1,574,359

	T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth - II	T. Rowe Price Blue Chip Growth - II *	2,622,021	31,396,895	34,532,010
T. Rowe Price Equity Income - II	T. Rowe Price Equity Income - II	1,977,573	37,458,917	43,941,683

	Van Eck VIP Trust
Van Eck VIP Global Hard Assets Initial Class	Van Eck VIP Global Hard Assets Initial Class	2,128,344	61,782,460	61,998,653

      American Funds is a registered trademark of American Funds Distributors, Inc., Main Street is a registered trademark of OppenheimerFunds, Inc., BlackRock is a registered trademark of BlackRock, Inc. Fidelity and Contrafund are registered trademarks of FMR Corp., and MFS is a registered trademark of MFS Fund Distributors, Inc.

* The variable accounts did not receive any dividend or captial gain distributions from the underlying portfolios/funds during the reporting period.

See Notes to Financial Statements

G-2

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

	Variable Accounts
	Cash Management	Diversified Bond	Floating Rate Loan	High Yield Bond	Inflation Managed	Inflation Protected	Managed Bond
ASSETS
Investments in mutual funds, at value	$196,711,909	$19,294,308	$11,148,684	$99,069,304	$152,013,597	$1,289,369	$375,765,086
Receivables:
Due from Pacific Life Insurance Company	407,106	-	2,024	41,472	51,076	376	522,610
Investments sold	-	13,616	-	-	-	-	-
Total Assets	197,119,015	19,307,924	11,150,708	99,110,776	152,064,673	1,289,745	376,287,696
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	13,616	-	-	-	-	-
Investments purchased	407,106	-	2,024	41,388	51,076	376	522,597
Other	199	4	10	-	100	-	-
Total Liabilities	407,305	13,620	2,034	41,388	51,176	376	522,597
NET ASSETS	$196,711,710	$19,294,304	$11,148,674	$99,069,388	$152,013,497	$1,289,369	$375,765,099
Units Outstanding	8,405,119	1,387,052	1,087,279	1,669,968	2,476,283	113,063	5,960,420
Accumulation Unit Value	$23.40	$13.91	$10.25	$59.32	$61.39	$11.40	$63.04
Cost of Investments	$196,713,443	$20,675,002	$12,205,476	$97,736,516	$159,730,098	$1,265,428	$365,192,949
	Short Duration Bond	Emerging Markets Debt	American Funds Growth	American Funds Growth-Income	Comstock	Dividend Growth	Equity Index
ASSETS
Investments in mutual funds, at value	$50,850,089	$1,149,310	$50,903,034	$41,198,926	$30,850,406	$41,086,856	$423,039,906
Receivables:
Due from Pacific Life Insurance Company	50,980	16,434	-	-	49,307	32,270	225,766
Investments sold	-	-	8,658	33,301	-	-	-
Total Assets	50,901,069	1,165,744	50,911,692	41,232,227	30,899,713	41,119,126	423,265,672
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	8,658	33,301	-	-	-
Investments purchased	50,969	16,434	-	-	49,179	32,233	225,589
Other	-	-	10	3,139	-	-	-
Total Liabilities	50,969	16,434	8,668	36,440	49,179	32,233	225,589
NET ASSETS	$50,850,100	$1,149,310	$50,903,024	$41,195,787	$30,850,534	$41,086,893	$423,040,083
Units Outstanding	4,052,416	103,918	3,363,540	3,034,288	2,276,703	2,633,172	6,940,882
Accumulation Unit Value	$12.55	$11.06	$15.13	$13.58	$13.55	$15.60	$60.95
Cost of Investments	$50,895,934	$1,133,785	$36,844,652	$34,528,420	$27,422,155	$38,174,967	$379,856,768
	Focused 30	Growth LT	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap	Main Street Core	Mid-Cap Equity
ASSETS
Investments in mutual funds, at value	$24,337,087	$161,823,692	$35,574,273	$91,816,756	$5,432,342	$152,244,927	$89,337,839
Receivables:
Due from Pacific Life Insurance Company	16,866	18,806	16,719	118,043	2,405	138,273	103,022
Total Assets	24,353,953	161,842,498	35,590,992	91,934,799	5,434,747	152,383,200	89,440,861
LIABILITIES
Payables:
Investments purchased	16,857	18,773	16,719	117,784	2,395	138,249	102,857
Other	-	-	13	-	-	-	-
Total Liabilities	16,857	18,773	16,732	117,784	2,395	138,249	102,857
NET ASSETS	$24,337,096	$161,823,725	$35,574,260	$91,817,015	$5,432,352	$152,244,951	$89,338,004
Units Outstanding	1,608,194	3,214,140	4,118,212	4,954,900	499,829	2,550,844	3,376,840
Accumulation Unit Value	$15.13	$50.35	$8.64	$18.53	$10.87	$59.68	$26.46
Cost of Investments	$22,977,440	$203,142,633	$33,477,158	$86,089,784	$5,795,896	$150,153,837	$109,708,925

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2012

	Variable Accounts
	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth	Small-Cap Index	Small-Cap Value	Health Sciences
ASSETS
Investments in mutual funds, at value	$39,722,765	$4,409,378	$11,291,696	$29,560,475	$169,527,996	$53,476,872	$31,845,423
Receivables:
Due from Pacific Life Insurance Company	2,341	3,429	-	30,369	-	69,157	172,542
Investments sold	-	-	980	-	24,560	-	-
Total Assets	39,725,106	4,412,807	11,292,676	29,590,844	169,552,556	53,546,029	32,017,965
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	926	-	24,560	-	-
Investments purchased	2,341	3,429	-	30,288	-	69,140	172,537
Other	51	14	-	-	242	-	-
Total Liabilities	2,392	3,443	926	30,288	24,802	69,140	172,537
NET ASSETS	$39,722,714	$4,409,364	$11,291,750	$29,560,556	$169,527,754	$53,476,889	$31,845,428
Units Outstanding	3,478,942	231,137	600,240	1,759,712	7,695,813	1,855,449	1,314,478
Accumulation Unit Value	$11.42	$19.08	$18.81	$16.80	$22.03	$28.82	$24.23
Cost of Investments	$43,800,800	$4,336,323	$11,113,761	$28,464,235	$156,815,954	$53,131,439	$26,123,058
	Real Estate	Technology	Emerging Markets	International Large-Cap	International Small-Cap	International Value	American Funds Asset Allocation
ASSETS
Investments in mutual funds, at value	$90,620,137	$12,956,752	$136,308,855	$143,146,824	$8,493,544	$124,479,647	$7,282,857
Receivables:
Due from Pacific Life Insurance Company	110,197	6,605	11,191	10,289	-	-	2,258
Investments sold	-	-	-	-	42,076	78,216	-
Total Assets	90,730,334	12,963,357	136,320,046	143,157,113	8,535,620	124,557,863	7,285,115
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	42,057	78,216	-
Investments purchased	110,197	6,605	11,191	10,289	-	-	2,258
Other	47	10	116	121	-	46	-
Total Liabilities	110,244	6,615	11,307	10,410	42,057	78,262	2,258
NET ASSETS	$90,620,090	$12,956,742	$136,308,739	$143,146,703	$8,493,563	$124,479,601	$7,282,857
Units Outstanding	1,931,342	1,757,251	3,393,433	10,661,235	884,782	5,086,165	428,775
Accumulation Unit Value	$46.92	$7.37	$40.17	$13.43	$9.60	$24.47	$16.99
Cost of Investments	$68,867,793	$14,900,351	$120,477,803	$130,278,014	$9,274,642	$167,547,747	$6,947,063
	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth	Pacific Dynamix - Growth	Portfolio Optimization Conservative	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth
ASSETS
Investments in mutual funds, at value	$2,611,762	$7,419,442	$10,396,990	$29,150,622	$51,103,412	$207,291,875	$260,595,890
Receivables:
Due from Pacific Life Insurance Company	1,966	14,907	11,526	11,120	30,963	36,758	162,922
Total Assets	2,613,728	7,434,349	10,408,516	29,161,742	51,134,375	207,328,633	260,758,812
LIABILITIES
Payables:
Investments purchased	1,966	14,907	11,526	11,120	30,963	36,758	162,913
Other	-	5	1	5	4	60	-
Total Liabilities	1,966	14,912	11,527	11,125	30,967	36,818	162,913
NET ASSETS	$2,611,762	$7,419,437	$10,396,989	$29,150,617	$51,103,408	$207,291,815	$260,595,899
Units Outstanding	184,070	493,678	657,942	2,661,202	4,730,718	19,525,979	25,004,442
Accumulation Unit Value	$14.19	$15.03	$15.80	$10.95	$10.80	$10.62	$10.42
Cost of Investments	$2,633,327	$7,166,792	$10,048,140	$27,759,200	$47,842,255	$193,318,405	$242,810,489

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2012

	Variable Accounts
	Portfolio Optimization Aggressive- Growth	I	II	III	V	Invesco V.I. International Growth Series II	American Century VP Mid Cap Value Class II
ASSETS
Investments in mutual funds, at value	$101,450,518	$58,821,254	$33,895,660	$40,942,152	$16,449,407	$1,893,253	$3,174,187
Receivables:
Due from Pacific Life Insurance Company	581,367	13,395	147,597	117,339	11,875	8,464	22,860
Total Assets	102,031,885	58,834,649	34,043,257	41,059,491	16,461,282	1,901,717	3,197,047
LIABILITIES
Payables:
Investments purchased	581,367	13,395	147,597	117,339	11,875	8,463	22,859
Other	8	55	22	-	151	-	-
Total Liabilities	581,375	13,450	147,619	117,339	12,026	8,463	22,859
NET ASSETS	$101,450,510	$58,821,199	$33,895,638	$40,942,152	$16,449,256	$1,893,254	$3,174,188
Units Outstanding	9,940,240	1,897,358	1,193,322	901,450	967,817	180,770	298,794
Accumulation Unit Value	$10.21	$31.00	$28.40	$45.42	$17.00	$10.47	$10.62
Cost of Investments	$94,744,443	$62,343,580	$25,119,914	$37,042,481	$13,192,649	$1,806,481	$3,078,505
	BlackRock Basic Value V.I. Class III	BlackRock Global Allocation V.I. Class III	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Freedom Income Service Class 2	Fidelity VIP Freedom 2010 Service Class 2	Fidelity VIP Freedom 2015 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2
ASSETS
Investments in mutual funds, at value	$12,290,941	$48,897,788	$45,491,794	$1,155,730	$845,474	$2,467,461	$7,007,997
Receivables:
Due from Pacific Life Insurance Company	-	28,056	55,855	37	118	-	1,106
Investments sold	78,786	-	-	-	-	-	-
Total Assets	12,369,727	48,925,844	45,547,649	1,155,767	845,592	2,467,461	7,009,103
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	78,786	-	-	-	-	-	-
Investments purchased	-	28,040	55,855	36	118	-	1,105
Other	2	-	68	-	1	1	-
Total Liabilities	78,788	28,040	55,923	36	119	1	1,105
NET ASSETS	$12,290,939	$48,897,804	$45,491,726	$1,155,731	$845,473	$2,467,460	$7,007,998
Units Outstanding	946,820	2,914,495	2,954,145	97,447	73,561	218,849	646,692
Accumulation Unit Value	$12.98	$16.78	$15.40	$11.86	$11.49	$11.27	$10.84
Cost of Investments	$10,987,167	$47,275,791	$38,375,471	$1,140,611	$827,893	$2,372,996	$6,799,674
	Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2035 Service Class 2	Fidelity VIP Freedom 2045 Service Class 2	Fidelity VIP Growth Service Class 2	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Value Strategies Service Class 2
ASSETS
Investments in mutual funds, at value	$4,806,075	$6,442,202	$84,224	$146,411	$4,368,276	$31,002,240	$4,068,091
Receivables:
Due from Pacific Life Insurance Company	2,065	13,856	1,305	-	4,408	33,491	2,177
Total Assets	4,808,140	6,456,058	85,529	146,411	4,372,684	31,035,731	4,070,268
LIABILITIES
Payables:
Investments purchased	2,059	13,855	1,305	-	4,404	33,432	2,173
Total Liabilities	2,059	13,855	1,305	-	4,404	33,432	2,173
NET ASSETS	$4,806,081	$6,442,203	$84,224	$146,411	$4,368,280	$31,002,299	$4,068,095
Units Outstanding	444,275	627,596	8,076	14,031	317,950	1,860,258	282,221
Accumulation Unit Value	$10.82	$10.26	$10.43	$10.43	$13.74	$16.67	$14.41
Cost of Investments	$4,348,920	$6,181,982	$84,070	$145,085	$4,129,980	$27,494,246	$3,694,769

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2012

	Variable Accounts
	Templeton Foreign Securities Class 2	Templeton Global Bond Securities Class 2	GE Investments Total Return Class 3	Janus Aspen Series Overseas Service Class	Janus Aspen Series Enterprise Service Class	Lazard Retirement U.S. Strategic Equity Service Class	Legg Mason ClearBridge Variable Aggressive Growth - Class II
ASSETS
Investments in mutual funds, at value	$1,142,907	$44,844,070	$915,384	$29,892,336	$4,419,001	$924,789	$1,971,074
Receivables:
Due from Pacific Life Insurance Company	126	47,618	169	13,445	43,482	189	30,156
Total Assets	1,143,033	44,891,688	915,553	29,905,781	4,462,483	924,978	2,001,230
LIABILITIES
Payables:
Investments purchased	125	47,613	169	13,445	43,482	189	30,156
Other	-	-	-	157	-	2	2
Total Liabilities	125	47,613	169	13,602	43,482	191	30,158
NET ASSETS	$1,142,908	$44,844,075	$915,384	$29,892,179	$4,419,001	$924,787	$1,971,072
Units Outstanding	104,131	3,744,411	79,438	3,049,827	340,650	90,964	168,548
Accumulation Unit Value	$10.98	$11.98	$11.52	$9.80	$12.97	$10.17	$11.69
Cost of Investments	$1,091,034	$43,993,669	$883,560	$35,919,175	$3,626,729	$859,269	$1,913,696
	Legg Mason ClearBridge Variable Mid Cap Core - Class II	Lord Abbett Developing Growth Class VC	Lord Abbett Fundamental Equity Class VC	MFS New Discovery Series Service Class	MFS Utilities Series Service Class	PIMCO Global Multi-Asset - Advisor Class	Royce Micro - Cap Service Class
ASSETS
Investments in mutual funds, at value	$8,639,380	$42,015	$13,581,117	$6,337,596	$15,505,031	$11,164,606	$1,574,359
Receivables:
Due from Pacific Life Insurance Company	6,255	39	-	37,053	8,760	1,580	1,679
Investments sold	-	-	94,095	-	-	-	-
Total Assets	8,645,635	42,054	13,675,212	6,374,649	15,513,791	11,166,186	1,576,038
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	94,087	-	-	-	-
Investments purchased	6,255	39	-	37,053	8,738	1,580	1,679
Other	7	-	-	1	-	87	31
Total Liabilities	6,262	39	94,087	37,054	8,738	1,667	1,710
NET ASSETS	$8,639,373	$42,015	$13,581,125	$6,337,595	$15,505,053	$11,164,519	$1,574,328
Units Outstanding	732,285	4,228	1,205,939	458,942	1,231,073	1,121,879	144,118
Accumulation Unit Value	$11.80	$9.94	$11.26	$13.81	$12.59	$9.95	$10.92
Cost of Investments	$7,333,562	$45,387	$13,151,710	$6,586,330	$13,780,980	$11,109,847	$1,616,314
	T. Rowe Price Blue Chip Growth - II	T. Rowe Price Equity Income - II	Van Eck VIP Global Hard Assets Initial Class
ASSETS
Investments in mutual funds, at value	$34,532,010	$43,941,683	$61,998,653
Receivables:
Due from Pacific Life Insurance Company	90,488	42,672	18,032
Total Assets	34,622,498	43,984,355	62,016,685
LIABILITIES
Payables:
Investments purchased	90,483	42,672	18,030
Other	-	69	-
Total Liabilities	90,483	42,741	18,030
NET ASSETS	$34,532,015	$43,941,614	$61,998,655
Units Outstanding	2,321,252	3,286,271	2,521,100
Accumulation Unit Value	$14.88	$13.37	$24.59
Cost of Investments	$31,396,895	$37,458,917	$61,782,460

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2012

	Variable Accounts
	Cash Management	Diversified Bond	Floating Rate Loan	High Yield Bond	Inflation Managed	Inflation Protected	Managed Bond
INVESTMENT INCOME
Dividends from mutual fund investments	$2,083	$548,610	$488,368	$6,311,009	$3,457,301	$6,138	$18,386,842
Net Investment Income	2,083	548,610	488,368	6,311,009	3,457,301	6,138	18,386,842
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(10,826)	(1,206,019)	(357,479)	1,789,956	(661,295)	5,372	1,560,007
Capital gain distributions from mutual fund investments	-	147,189	-	-	24,010,254	5,318	400,027
Realized Gain (Loss) on Investments	(10,826)	(1,058,830)	(357,479)	1,789,956	23,348,959	10,690	1,960,034
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	8,740	1,838,626	503,968	5,111,666	(12,764,824)	58,377	16,289,177
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($3)	$1,328,406	$634,857	$13,212,631	$14,041,436	$75,205	$36,636,053
	Short Duration Bond	Emerging Markets Debt (1)	American Funds Growth	American Funds Growth-Income	Comstock	Dividend Growth	Equity Index
INVESTMENT INCOME
Dividends from mutual fund investments	$404,702	$23,848	$85,841	$447,194	$567,128	$659,954	$9,753,076
Net Investment Income	404,702	23,848	85,841	447,194	567,128	659,954	9,753,076
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	3,254	5,582	2,258,689	(949,842)	915,967	(251,386)	5,760,612
Capital gain distributions from mutual fund investments	-	-	-	-	1,483,532	789,922	-
Realized Gain (Loss) on Investments	3,254	5,582	2,258,689	(949,842)	2,399,499	538,536	5,760,612
CHANGE IN NET UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	1,190,151	15,524	5,804,753	6,565,600	1,992,821	3,452,820	44,057,415
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,598,107	$44,954	$8,149,283	$6,062,952	$4,959,448	$4,651,310	$59,571,103
	Focused 30	Growth LT	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap	Main Street Core	Mid-Cap Equity
INVESTMENT INCOME
Dividends from mutual fund investments	$-	$1,430,163	$-	$1,767,421	$44,402	$1,536,847	$624,124
Net Investment Income	-	1,430,163	-	1,767,421	44,402	1,536,847	624,124
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	2,257,990	(2,166,805)	(194,668)	(1,310,609)	(407,633)	(747,092)	(9,665,885)
Capital gain distributions from mutual fund investments	3,147,535	55,120,749	6,251,705	2,198,665	691,820	6,498,284	19,451,515
Realized Gain on Investments	5,405,525	52,953,944	6,057,037	888,056	284,187	5,751,192	9,785,630
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	503,878	(27,658,951)	(56,915)	10,638,954	573,054	16,035,338	(3,702,204)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,909,403	$26,725,156	$6,000,122	$13,294,431	$901,643	$23,323,377	$6,707,550

(1)	Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2012

	Variable Accounts
	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth	Small-Cap Index	Small-Cap Value	Health Sciences
INVESTMENT INCOME
Dividends from mutual fund investments	$173,202	$47,486	$194,534	$24,082	$1,768,663	$1,063,276	$-
Net Investment Income	173,202	47,486	194,534	24,082	1,768,663	1,063,276	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	3,188,997	(909,848)	(872,662)	(345,636)	(6,849,637)	(736,373)	2,336,999
Capital gain distributions from mutual fund investments	9,001,808	485,086	536,302	4,305,450	2,692,880	5,832,656	1,479,585
Realized Gain (Loss) on Investments	12,190,805	(424,762)	(336,360)	3,959,814	(4,156,757)	5,096,283	3,816,584
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	(9,525,306)	1,143,132	1,716,887	(390,685)	27,335,418	(577,779)	2,186,324
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,838,701	$765,856	$1,575,061	$3,593,211	$24,947,324	$5,581,780	$6,002,908
	Real Estate	Technology	Emerging Markets	International Large-Cap	International Small-Cap	International Value	American Funds Asset Allocation
INVESTMENT INCOME
Dividends from mutual fund investments	$1,042,308	$-	$978,123	$2,031,912	$217,520	$3,944,660	$121,575
Net Investment Income	1,042,308	-	978,123	2,031,912	217,520	3,944,660	121,575
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	974,985	(586,330)	(852,588)	(8,045,091)	(284,271)	(12,162,305)	130,673
Capital gain distributions from mutual fund investments	4,079,582	1,376,015	13,511,475	-	-	-	89,954
Realized Gain (Loss) on Investments	5,054,567	789,685	12,658,887	(8,045,091)	(284,271)	(12,162,305)	220,627
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	6,918,631	(7,909)	10,907,640	33,261,604	1,450,183	26,844,954	560,914
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,015,506	$781,776	$24,544,650	$27,248,425	$1,383,432	$18,627,309	$903,116
	Pacific Dynamix- Conservative Growth	Pacific Dynamix- Moderate Growth	Pacific Dynamix- Growth	Portfolio Optimization Conservative	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth
INVESTMENT INCOME
Dividends from mutual fund investments	$36,252	$105,471	$140,893	$685,813	$1,143,475	$4,133,528	$4,423,298
Net Investment Income	36,252	105,471	140,893	685,813	1,143,475	4,133,528	4,423,298
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on sale of mutual fund investments	7,214	135,946	71,303	147,289	561,984	843,461	1,068,820
Capital gain distributions from mutual fund investments	97,446	91,923	322,912	25,906	8,346	-	-
Realized Gain on Investments	104,660	227,869	394,215	173,195	570,330	843,461	1,068,820
CHANGE IN NET UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	56,669	331,121	579,284	1,416,710	3,965,912	19,041,195	27,660,843
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$197,581	$664,461	$1,114,392	$2,275,718	$5,679,717	$24,018,184	$33,152,961

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2012

	Variable Accounts
	Portfolio Optimization Aggressive- Growth	I	II	III	V	Invesco V.I. International Growth Series II (1)	American Century VP Mid Cap Value Class II (1)
INVESTMENT INCOME
Dividends from mutual fund investments	$1,400,333	$1,149,831	$15,335	$126,825	$151,614	$11,537	$19,954
Net Investment Income	1,400,333	1,149,831	15,335	126,825	151,614	11,537	19,954
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	467,605	(8,085,784)	413,633	(317,840)	978,540	3,929	27,401
Capital gain distributions from mutual fund investments	-	-	-	2,569,296	-	-	-
Realized Gain (Loss) on Investments	467,605	(8,085,784)	413,633	2,251,456	978,540	3,929	27,401
CHANGE IN NET UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	12,018,425	17,886,160	5,205,398	3,984,929	1,779,629	86,772	95,683
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,886,363	$10,950,207	$5,634,366	$6,363,210	$2,909,783	$102,238	$143,038
	BlackRock Basic Value V.I. Class III	BlackRock Global Allocation V.I. Class III	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Freedom Income Service Class 2	Fidelity VIP Freedom 2010 Service Class 2	Fidelity VIP Freedom 2015 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2
INVESTMENT INCOME
Dividends from mutual fund investments	$188,694	$713,483	$503,706	$13,973	$13,789	$42,710	$123,690
Net Investment Income	188,694	713,483	503,706	13,973	13,789	42,710	123,690
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	939,431	1,756,635	(235,944)	35,681	65,835	164,478	145,509
Capital gain distributions from mutual fund investments	-	160,682	-	14,920	17,213	46,370	71,727
Realized Gain (Loss) on Investments	939,431	1,917,317	(235,944)	50,601	83,048	210,848	217,236
CHANGE IN NET UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	511,113	1,659,427	7,102,563	2,485	87,825	73,870	247,839
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,639,238	$4,290,227	$7,370,325	$67,059	$184,662	$327,428	$588,765
	Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2035 Service Class 2 (1)	Fidelity VIP Freedom 2045 Service Class 2 (1)	Fidelity VIP Growth Service Class 2	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Value Strategies Service Class 2
INVESTMENT INCOME
Dividends from mutual fund investments	$75,801	$119,779	$1,520	$2,700	$15,905	$119,644	$14,441
Net Investment Income	75,801	119,779	1,520	2,700	15,905	119,644	14,441
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(137,463)	36,399	18	487	415,573	(107,662)	157,203
Capital gain distributions from mutual fund investments	52,245	46,668	344	849	-	2,468,284	-
Realized Gain (Loss) on Investments	(85,218)	83,067	362	1,336	415,573	2,360,622	157,203
CHANGE IN NET UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	698,844	248,068	154	1,326	219,219	1,793,474	628,635
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$689,427	$450,914	$2,036	$5,362	$650,697	$4,273,740	$800,279

(1) Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2012

	Variable Accounts
	Templeton Foreign Securities Class 2 (1)	Templeton Global Bond Securities Class 2	GE Investments Total Return Class 3	Janus Aspen Series Overseas Service Class	Janus Aspen Series Enterprise Service Class	Lazard Retirement U.S. Strategic Equity Service Class	Legg Mason ClearBridge Variable Aggressive Growth- Class II
INVESTMENT INCOME
Dividends from mutual fund investments	$2,676	$2,248,628	$12,103	$208,896	$-	$10,119	$2,926
Net Investment Income	2,676	2,248,628	12,103	208,896	-	10,119	2,926
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	9,754	(99,725)	(5,586)	(1,555,476)	339,515	72,158	79,722
Capital gain distributions from mutual fund investments	-	56,453	-	3,899,052	-	-	76,668
Realized Gain (Loss) on Investments	9,754	(43,272)	(5,586)	2,343,576	339,515	72,158	156,390
CHANGE IN NET UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	51,873	2,803,611	55,335	1,219,324	250,273	34,015	90,054
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$64,303	$5,008,967	$61,852	$3,771,796	$589,788	$116,292	$249,370
	Legg Mason ClearBridge Variable Mid Cap Core - Class II	Lord Abbett Developing Growth Class VC (1)	Lord Abbett Fundamental Equity Class VC	MFS New Discovery Series Service Class	MFS Utilities Series Service Class	PIMCO Global Multi- Asset- Advisor Class	Royce Micro-Cap Service Class
INVESTMENT INCOME
Dividends from mutual fund investments	$57,271	$-	$73,646	$-	$982,341	$362,585	$-
Net Investment Income	57,271	-	73,646	-	982,341	362,585	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	274,447	381	64,500	(329,883)	1,095,488	(409,142)	(142,745)
Capital gain distributions from mutual fund investments	161,257	2,495	217,952	562,201	-	44,218	34,861
Realized Gain (Loss) on Investments	435,704	2,876	282,452	232,318	1,095,488	(364,924)	(107,884)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	746,609	(3,372)	1,196,982	836,175	(154,978)	965,972	168,157
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,239,584	($496)	$1,553,080	$1,068,493	$1,922,851	$963,633	$60,273
	T. Rowe Price Blue Chip Growth-II	T. Rowe Price Equity Income-II	Van Eck VIP Global Hard Assets Initial Class
INVESTMENT INCOME
Dividends from mutual fund investments	$-	$906,091	$386,684
Net Investment Income	-	906,091	386,684
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	1,621,103	2,769,362	(3,137,581)
Capital gain distributions from mutual fund investments	-	-	5,418,532
Realized Gain on Investments	1,621,103	2,769,362	2,280,951
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	2,087,581	3,542,380	(429,974)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,708,684	$7,217,833	$2,237,661

(1) Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011	2012	2011

	Cash Management		Diversified Bond		Floating Rate Loan
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,083	$-	$548,610	$4,347,128	$488,368	$2,248,813
Realized gain (loss) on investments	(10,826)	(192,128)	(1,058,830)	2,372,722	(357,479)	513,024
Change in net unrealized appreciation (depreciation) on investments	8,740	191,225	1,838,626	(4,935,641)	503,968	(2,399,714)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3)	(903)	1,328,406	1,784,209	634,857	362,123
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	117,801,858	122,085,166	1,265,591	2,912,086	826,114	865,233
Transfers between variable and fixed accounts, net	(59,050,267)	(53,066,742)	3,511,541	(31,639,161)	3,668,544	(9,379,091)
Policy maintenance charges	(20,355,241)	(21,709,246)	(1,109,705)	(2,155,834)	(578,019)	(847,183)
Policy benefits and terminations	(71,092,497)	(42,058,492)	(572,185)	(1,638,279)	(372,477)	(776,934)
Other	(132,665)	(3,421,415)	(70,446)	(260,800)	80,424	(78,002)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(32,828,812)	1,829,271	3,024,796	(32,781,988)	3,624,586	(10,215,977)
NET INCREASE (DECREASE) IN NET ASSETS	(32,828,815)	1,828,368	4,353,202	(30,997,779)	4,259,443	(9,853,854)
NET ASSETS
Beginning of Year	229,540,525	227,712,157	14,941,102	45,938,881	6,889,231	16,743,085
End of Year	$196,711,710	$229,540,525	$19,294,304	$14,941,102	$11,148,674	$6,889,231

	High Yield Bond		Inflation Managed		Inflation Protected (1)
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$6,311,009	$10,304,305	$3,457,301	$9,271,387	$6,138	$34,794
Realized gain on investments	1,789,956	8,910,643	23,348,959	14,114,275	10,690	26,119
Change in net unrealized appreciation (depreciation) on investments	5,111,666	(16,065,936)	(12,764,824)	(4,595,484)	58,377	(34,436)
Net Increase in Net Assets Resulting from Operations	13,212,631	3,149,012	14,041,436	18,790,178	75,205	26,477
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	5,138,701	5,636,552	8,642,876	10,259,900	104,522	39,917
Transfers between variable and fixed accounts, net	4,153,735	(7,135,640)	2,879,793	(46,772,412)	(74,476)	1,269,914
Policy maintenance charges	(4,726,147)	(4,856,858)	(7,056,606)	(8,817,248)	(75,908)	(21,436)
Policy benefits and terminations	(4,140,221)	(3,488,824)	(12,283,919)	(6,932,626)	(3,096)	(32,598)
Other	(496,743)	(536,675)	(836,065)	(769,030)	(19,421)	269
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(70,675)	(10,381,445)	(8,653,921)	(53,031,416)	(68,379)	1,256,066
NET INCREASE (DECREASE) IN NET ASSETS	13,141,956	(7,232,433)	5,387,515	(34,241,238)	6,826	1,282,543
NET ASSETS
Beginning of Year or Period	85,927,432	93,159,865	146,625,982	180,867,220	1,282,543	-
End of Year or Period	$99,069,388	$85,927,432	$152,013,497	$146,625,982	$1,289,369	$1,282,543

(1) Operations commenced on May 3, 2011.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011	2012	2011

	Managed Bond		Short Duration Bond		Emerging Markets Debt (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$18,386,842	$21,594,450	$404,702	$1,803,440	$23,848
Realized gain on investments	1,960,034	23,984,756	3,254	485,544	5,582
Change in net unrealized appreciation (depreciation) on investments	16,289,177	(29,012,998)	1,190,151	(1,719,679)	15,524
Net Increase in Net Assets Resulting from Operations	36,636,053	16,566,208	1,598,107	569,305	44,954
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	17,920,317	23,443,552	3,306,788	4,443,997	37,860
Transfers between variable and fixed accounts, net	12,286,725	(116,491,442)	4,415,984	(8,043,316)	1,088,453
Policy maintenance charges	(18,164,782)	(21,298,870)	(2,962,092)	(3,164,418)	(15,343)
Policy benefits and terminations	(20,413,941)	(18,662,900)	(5,454,786)	(4,503,929)	-
Other	(599,066)	(3,386,743)	(36,956)	(88,527)	(6,614)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(8,970,747)	(136,396,403)	(731,062)	(11,356,193)	1,104,356
NET INCREASE (DECREASE) IN NET ASSETS	27,665,306	(119,830,195)	867,045	(10,786,888)	1,149,310
NET ASSETS
Beginning of Year or Period	348,099,793	467,929,988	49,983,055	60,769,943	-
End of Year or Period	$375,765,099	$348,099,793	$50,850,100	$49,983,055	$1,149,310

	American Funds Growth		American Funds Growth-Income		Comstock
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$85,841	$113,452	$447,194	$381,800	$567,128	$2,891,135
Realized gain (loss) on investments	2,258,689	(5,327,445)	(949,842)	(9,265,048)	2,399,499	(6,861,105)
Change in net unrealized appreciation on investments	5,804,753	3,080,221	6,565,600	8,175,555	1,992,821	3,815,462
Net Increase (Decrease) in Net Assets Resulting from Operations	8,149,283	(2,133,772)	6,062,952	(707,693)	4,959,448	(154,508)
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	4,486,022	5,782,057	3,282,418	5,127,292	2,459,578	4,331,091
Transfers between variable and fixed accounts, net	(3,913,293)	(15,828,383)	1,096,716	(20,026,200)	(51,433)	(32,837,870)
Policy maintenance charges	(3,300,977)	(3,939,664)	(2,784,050)	(3,588,980)	(1,941,000)	(3,146,054)
Policy benefits and terminations	(2,286,282)	(2,652,582)	(2,015,478)	(2,477,070)	(1,335,767)	(2,381,737)
Other	(275,298)	(169,563)	(730,202)	(176,539)	(92,465)	(210,649)
Net Decrease in Net Assets Derived from Policy Transactions	(5,289,828)	(16,808,135)	(1,150,596)	(21,141,497)	(961,087)	(34,245,219)
NET INCREASE (DECREASE) IN NET ASSETS	2,859,455	(18,941,907)	4,912,356	(21,849,190)	3,998,361	(34,399,727)
NET ASSETS
Beginning of Year	48,043,569	66,985,476	36,283,431	58,132,621	26,852,173	61,251,900
End of Year	$50,903,024	$48,043,569	$41,195,787	$36,283,431	$30,850,534	$26,852,173

(1) Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

	Dividend Growth		Equity Index		Focused 30
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$659,954	$1,079,219	$9,753,076	$11,791,426	$-	$-
Realized gain (loss) on investments	538,536	(5,232,471)	5,760,612	14,154,263	5,405,525	(3,239,240)
Change in net unrealized appreciation (depreciation) on investments	3,452,820	5,442,561	44,057,415	(17,560,797)	503,878	(266,566)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,651,310	1,289,309	59,571,103	8,384,892	5,909,403	(3,505,806)
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	2,530,826	3,080,441	21,351,648	26,287,417	2,328,085	2,718,694
Transfers between variable and fixed accounts, net	8,046,917	(14,363,271)	(738,718)	(26,113,539)	(8,402,636)	(6,573,299)
Policy maintenance charges	(2,108,368)	(2,521,136)	(21,266,865)	(23,430,615)	(1,813,052)	(2,132,096)
Policy benefits and terminations	(1,509,960)	(1,799,787)	(19,732,164)	(32,047,277)	(1,266,543)	(1,386,665)
Other	(325,479)	(262,555)	(1,354,922)	326,794	(249,924)	(123,630)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	6,633,936	(15,866,308)	(21,741,021)	(54,977,220)	(9,404,070)	(7,496,996)
NET INCREASE (DECREASE) IN NET ASSETS	11,285,246	(14,576,999)	37,830,082	(46,592,328)	(3,494,667)	(11,002,802)
NET ASSETS
Beginning of Year	29,801,647	44,378,646	385,210,001	431,802,329	27,831,763	38,834,565
End of Year	$41,086,893	$29,801,647	$423,040,083	$385,210,001	$24,337,096	$27,831,763

	Growth LT		Large-Cap Growth		Large-Cap Value
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$1,430,163	$1,788,831	$-	$-	$1,767,421	$6,575,985
Realized gain (loss) on investments	52,953,944	17,996,547	6,057,037	(4,301,322)	888,056	(5,537,474)
Change in net unrealized appreciation (depreciation) on investments	(27,658,951)	(29,914,674)	(56,915)	5,250,331	10,638,954	4,895,947
Net Increase (Decrease) in Net Assets Resulting from Operations	26,725,156	(10,129,296)	6,000,122	949,009	13,294,431	5,934,458
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	10,972,606	12,946,123	2,893,946	4,402,657	5,378,533	8,290,561
Transfers between variable and fixed accounts, net	(5,552,993)	(24,848,780)	(1,329,445)	(19,959,490)	1,838,572	(46,797,857)
Policy maintenance charges	(10,236,159)	(11,511,208)	(3,067,130)	(3,666,030)	(5,439,265)	(6,977,488)
Policy benefits and terminations	(10,822,084)	(12,154,573)	(2,179,293)	(3,060,092)	(4,437,215)	(6,063,477)
Other	(548,475)	(881,834)	(384,499)	(410,006)	(382,577)	(887,772)
Net Decrease in Net Assets Derived from Policy Transactions	(16,187,105)	(36,450,272)	(4,066,421)	(22,692,961)	(3,041,952)	(52,436,033)
NET INCREASE (DECREASE) IN NET ASSETS	10,538,051	(46,579,568)	1,933,701	(21,743,952)	10,252,479	(46,501,575)
NET ASSETS
Beginning of Year	151,285,674	197,865,242	33,640,559	55,384,511	81,564,536	128,066,111
End of Year	$161,823,725	$151,285,674	$35,574,260	$33,640,559	$91,817,015	$81,564,536

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

	Long/Short Large-Cap		Main Street Core		Mid-Cap Equity
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$44,402	$599,031	$1,536,847	$1,793,418	$624,124	$904,024
Realized gain on investments	284,187	2,978,623	5,751,192	13,809,258	9,785,630	4,233,537
Change in net unrealized appreciation (depreciation) on investments	573,054	(3,428,900)	16,035,338	(15,219,458)	(3,702,204)	(10,531,849)
Net Increase (Decrease) in Net Assets Resulting from Operations	901,643	148,754	23,323,377	383,218	6,707,550	(5,394,288)
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	359,737	1,687,003	8,976,914	11,304,808	6,031,378	8,578,727
Transfers between variable and fixed accounts, net	(318,138)	(23,536,599)	(1,526,387)	(21,605,711)	(6,352,117)	(29,286,612)
Policy maintenance charges	(271,058)	(1,135,142)	(9,317,312)	(10,188,065)	(5,192,618)	(7,090,680)
Policy benefits and terminations	(85,406)	(937,016)	(9,472,958)	(9,463,781)	(5,017,429)	(6,200,344)
Other	(2,085)	(121,198)	(278,435)	(434,634)	(383,107)	(993,427)
Net Decrease in Net Assets Derived from Policy Transactions	(316,950)	(24,042,952)	(11,618,178)	(30,387,383)	(10,913,893)	(34,992,336)
NET INCREASE (DECREASE) IN NET ASSETS	584,693	(23,894,198)	11,705,199	(30,004,165)	(4,206,343)	(40,386,624)
NET ASSETS
Beginning of Year	4,847,659	28,741,857	140,539,752	170,543,917	93,544,347	133,930,971
End of Year	$5,432,352	$4,847,659	$152,244,951	$140,539,752	$89,338,004	$93,544,347

	Mid-Cap Growth		Mid-Cap Value		Small-Cap Equity
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$173,202	$-	$47,486	$1,263,966	$194,534	$674,240
Realized gain (loss) on investments	12,190,805	5,726,808	(424,762)	5,266,798	(336,360)	5,081,802
Change in net unrealized appreciation (depreciation) on investments	(9,525,306)	(8,271,653)	1,143,132	(6,551,284)	1,716,887	(6,129,422)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,838,701	(2,544,845)	765,856	(20,520)	1,575,061	(373,380)
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	3,042,335	4,395,350	486,165	1,390,977	810,264	1,975,003
Transfers between variable and fixed accounts, net	(582,238)	(16,797,919)	(2,033,933)	(16,642,075)	532,228	(17,172,236)
Policy maintenance charges	(2,432,892)	(3,636,946)	(348,694)	(950,808)	(614,538)	(1,250,305)
Policy benefits and terminations	(1,980,712)	(3,158,674)	(212,541)	(641,866)	(759,851)	(1,049,210)
Other	(275,395)	(287,770)	(24,443)	(96,245)	(29,099)	(304,736)
Net Decrease in Net Assets Derived from Policy Transactions	(2,228,902)	(19,485,959)	(2,133,446)	(16,940,017)	(60,996)	(17,801,484)
NET INCREASE (DECREASE) IN NET ASSETS	609,799	(22,030,804)	(1,367,590)	(16,960,537)	1,514,065	(18,174,864)
NET ASSETS
Beginning of Year	39,112,915	61,143,719	5,776,954	22,737,491	9,777,685	27,952,549
End of Year	$39,722,714	$39,112,915	$4,409,364	$5,776,954	$11,291,750	$9,777,685

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

	Small-Cap Growth		Small-Cap Index		Small-Cap Value
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$24,082	$-	$1,768,663	$1,075,046	$1,063,276	$1,318,156
Realized gain (loss) on investments	3,959,814	3,771,306	(4,156,757)	(8,342,532)	5,096,283	5,530,550
Change in net unrealized appreciation (depreciation) on investments	(390,685)	(4,585,333)	27,335,418	(554,394)	(577,779)	(5,489,902)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,593,211	(814,027)	24,947,324	(7,821,880)	5,581,780	1,358,804
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	2,132,545	2,825,408	8,191,145	9,593,942	3,499,293	4,839,937
Transfers between variable and fixed accounts, net	(1,427,264)	(10,013,634)	(8,625,870)	(10,161,658)	(1,204,616)	(8,164,737)
Policy maintenance charges	(1,762,877)	(2,227,020)	(8,957,098)	(9,793,394)	(2,917,454)	(3,332,783)
Policy benefits and terminations	(2,256,309)	(2,181,682)	(9,919,894)	(12,542,329)	(2,524,912)	(2,845,193)
Other	(9,526)	(307,386)	325,136	(582,092)	(465,741)	(310,283)
Net Decrease in Net Assets Derived from Policy Transactions	(3,323,431)	(11,904,314)	(18,986,581)	(23,485,531)	(3,613,430)	(9,813,059)
NET INCREASE (DECREASE) IN NET ASSETS	269,780	(12,718,341)	5,960,743	(31,307,411)	1,968,350	(8,454,255)
NET ASSETS
Beginning of Year	29,290,776	42,009,117	163,567,011	194,874,422	51,508,539	59,962,794
End of Year	$29,560,556	$29,290,776	$169,527,754	$163,567,011	$53,476,889	$51,508,539

	Health Sciences		Real Estate		Technology
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$-	$1,042,308	$-	$-	$-
Realized gain (loss) on investments	3,816,584	2,784,470	5,054,567	(3,072,735)	789,685	4,280,369
Change in net unrealized appreciation (depreciation) on investments	2,186,324	(547,421)	6,918,631	8,844,799	(7,909)	(5,139,754)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,002,908	2,237,049	13,015,506	5,772,064	781,776	(859,385)
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	2,062,480	1,448,276	4,484,853	5,235,431	1,137,082	1,262,163
Transfers between variable and fixed accounts, net	5,115,636	329,046	(450,531)	4,539,498	259,988	(1,821,080)
Policy maintenance charges	(1,536,805)	(1,222,115)	(3,910,355)	(4,203,137)	(944,106)	(1,210,800)
Policy benefits and terminations	(1,379,605)	(692,635)	(3,252,475)	(3,375,144)	(947,193)	(673,257)
Other	(205,757)	(300,484)	(1,377,491)	(406,866)	(126,287)	(112,405)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	4,055,949	(437,912)	(4,505,999)	1,789,782	(620,516)	(2,555,379)
NET INCREASE (DECREASE) IN NET ASSETS	10,058,857	1,799,137	8,509,507	7,561,846	161,260	(3,414,764)
NET ASSETS
Beginning of Year	21,786,571	19,987,434	82,110,583	74,548,737	12,795,482	16,210,246
End of Year	$31,845,428	$21,786,571	$90,620,090	$82,110,583	$12,956,742	$12,795,482

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011	2012	2011

	Emerging Markets		International Large-Cap		International Small-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$978,123	$2,866,905	$2,031,912	$8,032,956	$217,520	$2,147,199
Realized gain (loss) on investments	12,658,887	(8,605,522)	(8,045,091)	(22,255,711)	(284,271)	704,786
Change in net unrealized appreciation (depreciation) on investments	10,907,640	(21,078,605)	33,261,604	5,330,994	1,450,183	(3,603,754)
Net Increase (Decrease) in Net Assets Resulting from Operations	24,544,650	(26,817,222)	27,248,425	(8,891,761)	1,383,432	(751,769)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	6,762,047	9,103,076	6,747,891	9,283,981	731,585	1,655,873
Transfers between variable and fixed accounts, net	2,556,767	(34,920,151)	990,450	(3,996,347)	107,630	(14,674,977)
Policy maintenance charges	(5,688,079)	(7,128,496)	(7,161,184)	(7,856,792)	(515,800)	(1,098,883)
Policy benefits and terminations	(4,488,193)	(6,148,954)	(4,377,908)	(5,421,094)	(318,187)	(860,186)
Other	(1,898,575)	(677,046)	(2,367,199)	(574,480)	(29,188)	(119,232)
Net Decrease in Net Assets Derived from Policy Transactions	(2,756,033)	(39,771,571)	(6,167,950)	(8,564,732)	(23,960)	(15,097,405)
NET INCREASE (DECREASE) IN NET ASSETS	21,788,617	(66,588,793)	21,080,475	(17,456,493)	1,359,472	(15,849,174)
NET ASSETS
Beginning of Year	114,520,122	181,108,915	122,066,228	139,522,721	7,134,091	22,983,265
End of Year	$136,308,739	$114,520,122	$143,146,703	$122,066,228	$8,493,563	$7,134,091

	International Value		American Funds Asset Allocation		Pacific Dynamix - Conservative Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,944,660	$11,209,450	$121,575	$196,021	$36,252	$46,601
Realized gain (loss) on investments	(12,162,305)	(14,548,308)	220,627	526,448	104,660	153,601
Change in net unrealized appreciation (depreciation) on investments	26,844,954	(11,889,207)	560,914	(680,616)	56,669	(145,938)
Net Increase (Decrease) in Net Assets Resulting from Operations	18,627,309	(15,228,065)	903,116	41,853	197,581	54,264
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	7,917,772	9,979,239	785,609	755,701	231,006	98,525
Transfers between variable and fixed accounts, net	7,038,057	(19,589,683)	1,176,521	1,331,790	490,537	761,740
Policy maintenance charges	(6,354,094)	(7,693,531)	(610,615)	(417,767)	(179,273)	(97,216)
Policy benefits and terminations	(6,469,207)	(7,902,823)	(494,512)	(156,492)	(164,995)	(483,335)
Other	(342,633)	(447,375)	(68,254)	(38,132)	236,276	(106,049)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,789,895	(25,654,173)	788,749	1,475,100	613,551	173,665
NET INCREASE (DECREASE) IN NET ASSETS	20,417,204	(40,882,238)	1,691,865	1,516,953	811,132	227,929
NET ASSETS
Beginning of Year	104,062,397	144,944,635	5,590,992	4,074,039	1,800,630	1,572,701
End of Year	$124,479,601	$104,062,397	$7,282,857	$5,590,992	$2,611,762	$1,800,630

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011	2012	2011

	Pacific Dynamix - Moderate Growth		Pacific Dynamix - Growth		Portfolio Optimization Conservative (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$105,471	$130,980	$140,893	$123,790	$685,813	$191,559
Realized gain (loss) on investments	227,869	146,027	394,215	182,327	173,195	(16,443)
Change in net unrealized appreciation (depreciation) on investments	331,121	(231,016)	579,284	(495,670)	1,416,710	(25,288)
Net Increase (Decrease) in Net Assets Resulting from Operations	664,461	45,991	1,114,392	(189,553)	2,275,718	149,828
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	689,882	369,742	956,797	702,041	1,721,215	856,285
Transfers between variable and fixed accounts, net	963,189	2,601,743	2,045,702	2,943,100	5,952,679	22,503,628
Policy maintenance charges	(514,881)	(240,777)	(467,779)	(294,813)	(1,663,784)	(805,225)
Policy benefits and terminations	(81,283)	(304,693)	(186,817)	(221,640)	(1,063,392)	(523,640)
Other	(73,181)	(5,929)	(316,328)	(8,279)	(125,548)	(127,147)
Net Increase in Net Assets Derived from Policy Transactions	983,726	2,420,086	2,031,575	3,120,409	4,821,170	21,903,901
NET INCREASE IN NET ASSETS	1,648,187	2,466,077	3,145,967	2,930,856	7,096,888	22,053,729
NET ASSETS
Beginning of Year or Period	5,771,250	3,305,173	7,251,022	4,320,166	22,053,729	-
End of Year or Period	$7,419,437	$5,771,250	$10,396,989	$7,251,022	$29,150,617	$22,053,729

	Portfolio Optimization Moderate-Conservative (2)		Portfolio Optimization Moderate (1)		Portfolio Optimization Growth (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,143,475	$376,666	$4,133,528	$1,275,891	$4,423,298	$1,289,185
Realized gain (loss) on investments	570,330	(54,384)	843,461	(155,734)	1,068,820	(664,268)
Change in net unrealized appreciation (depreciation) on investments	3,965,912	(704,754)	19,041,195	(5,067,725)	27,660,843	(9,875,442)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,679,717	(382,472)	24,018,184	(3,947,568)	33,152,961	(9,250,525)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,622,740	2,285,582	18,447,228	9,691,152	27,065,214	14,627,774
Transfers between variable and fixed accounts, net	1,398,196	50,373,719	3,623,289	194,978,486	(7,435,679)	253,333,525
Policy maintenance charges	(3,384,641)	(1,823,288)	(13,913,992)	(7,276,271)	(17,631,056)	(9,402,837)
Policy benefits and terminations	(5,494,647)	(853,726)	(10,861,232)	(6,308,645)	(14,908,194)	(7,403,320)
Other	(277,124)	(40,648)	(617,363)	(541,453)	(775,814)	(776,150)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(4,135,476)	49,941,639	(3,322,070)	190,543,269	(13,685,529)	250,378,992
NET INCREASE IN NET ASSETS	1,544,241	49,559,167	20,696,114	186,595,701	19,467,432	241,128,467
NET ASSETS
Beginning of Year or Period	49,559,167	-	186,595,701	-	241,128,467	-
End of Year or Period	$51,103,408	$49,559,167	$207,291,815	$186,595,701	$260,595,899	$241,128,467

(1) Operations commenced on May 2, 2011.

(2) Operations commenced on May 10, 2011.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011	2012	2011

	Portfolio Optimization Aggressive-Growth (1)		I		II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,400,333	$427,428	$1,149,831	$1,912,524	$15,335	$-
Realized gain (loss) on investments	467,605	(381,634)	(8,085,784)	(6,349,738)	413,633	(487,374)
Change in net unrealized appreciation (depreciation) on investments	12,018,425	(5,312,350)	17,886,160	(3,840,637)	5,205,398	201,254
Net Increase (Decrease) in Net Assets Resulting from Operations	13,886,363	(5,266,556)	10,950,207	(8,277,851)	5,634,366	(286,120)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	12,031,971	5,714,422	3,138,874	4,536,310	2,079,361	2,328,387
Transfers between variable and fixed accounts, net	(5,051,485)	99,634,744	(5,753,465)	(2,465,529)	80,926	121,530
Policy maintenance charges	(7,584,583)	(4,199,251)	(2,481,854)	(2,792,773)	(1,780,972)	(1,472,247)
Policy benefits and terminations	(5,476,749)	(1,926,756)	(2,242,864)	(2,583,924)	(1,135,395)	(1,418,757)
Other	79,038	(390,648)	(153,597)	(91,288)	(238,455)	(166,480)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(6,001,808)	98,832,511	(7,492,906)	(3,397,204)	(994,535)	(607,567)
NET INCREASE (DECREASE) IN NET ASSETS	7,884,555	93,565,955	3,457,301	(11,675,055)	4,639,831	(893,687)
NET ASSETS
Beginning of Year or Period	93,565,955	-	55,363,898	67,038,953	29,255,807	30,149,494
End of Year or Period	$101,450,510	$93,565,955	$58,821,199	$55,363,898	$33,895,638	$29,255,807

	III		V		Invesco V.I. International Growth Series II (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$126,825	$-	$151,614	$70,884	$11,537
Realized gain (loss) on investments	2,251,456	3,781,431	978,540	(697,117)	3,929
Change in net unrealized appreciation (depreciation) on investments	3,984,929	(6,626,511)	1,779,629	(37,731)	86,772
Net Increase (Decrease) in Net Assets Resulting from Operations	6,363,210	(2,845,080)	2,909,783	(663,964)	102,238
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,281,089	2,636,195	1,156,956	1,445,655	23,205
Transfers between variable and fixed accounts, net	(1,812,209)	(1,087,213)	(4,262,133)	(1,603,174)	1,821,313
Policy maintenance charges	(1,674,736)	(1,716,423)	(987,258)	(1,073,224)	(28,985)
Policy benefits and terminations	(1,204,442)	(1,607,034)	(691,182)	(1,197,958)	(7,315)
Other	(257,838)	304,216	(178,671)	92,055	(17,202)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,668,136)	(1,470,259)	(4,962,288)	(2,336,646)	1,791,016
NET INCREASE (DECREASE) IN NET ASSETS	3,695,074	(4,315,339)	(2,052,505)	(3,000,610)	1,893,254
NET ASSETS
Beginning of Year or Period	37,247,078	41,562,417	18,501,761	21,502,371	-
End of Year or Period	$40,942,152	$37,247,078	$16,449,256	$18,501,761	$1,893,254

(1) Operations commenced on May 6, 2011.

(2) Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011	2012	2011

	American Century		BlackRock Basic Value		BlackRock Global Allocation
	VP Mid Cap Value Class II (1)		V.I. Class III		V.I. Class III
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$19,954		$188,694	$203,438	$713,483	$1,060,094
Realized gain on investments	27,401		939,431	275,003	1,917,317	2,463,173
Change in net unrealized appreciation (depreciation) on investments	95,683		511,113	(775,821)	1,659,427	(5,349,407)
Net Increase (Decrease) in Net Assets Resulting from Operations	143,038		1,639,238	(297,380)	4,290,227	(1,826,140)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,907		665,959	784,384	3,993,832	4,793,498
Transfers between variable and fixed accounts, net	3,040,633		(595,807)	2,374,538	2,425,528	(176,617)
Policy maintenance charges	(13,268)		(653,866)	(628,343)	(3,070,833)	(2,899,740)
Policy benefits and terminations	(319)		(959,121)	(310,140)	(2,695,561)	(3,731,416)
Other	197		(180,834)	(77,943)	(651,483)	(722,868)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3,031,150		(1,723,669)	2,142,496	1,483	(2,737,143)
NET INCREASE (DECREASE) IN NET ASSETS	3,174,188		(84,431)	1,845,116	4,291,710	(4,563,283)
NET ASSETS
Beginning of Year or Period	-		12,375,370	10,530,254	44,606,094	49,169,377
End of Year or Period	$3,174,188		$12,290,939	$12,375,370	$48,897,804	$44,606,094

	Fidelity VIP Contrafund Service Class 2		Fidelity VIP Freedom Income Service Class 2		Fidelity VIP Freedom 2010 Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$503,706	$398,927	$13,973	$15,096	$13,789	$35,633
Realized gain (loss) on investments	(235,944)	(1,170,176)	50,601	14,912	83,048	101,638
Change in net unrealized appreciation (depreciation) on investments	7,102,563	(760,253)	2,485	(19,787)	87,825	(171,189)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,370,325	(1,531,502)	67,059	10,221	184,662	(33,918)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,183,362	3,519,030	79,817	112,813	159,358	637,306
Transfers between variable and fixed accounts, net	(7,457,982)	1,817,577	266,794	131,853	(1,180,956)	(319,299)
Policy maintenance charges	(2,743,577)	(2,774,775)	(64,346)	(64,566)	(118,714)	(135,388)
Policy benefits and terminations	(2,240,422)	(1,755,318)	(159,843)	(22,532)	(18,206)	(226,239)
Other	(317,903)	(35,637)	910	96	(9,663)	(12,274)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(9,576,522)	770,877	123,332	157,664	(1,168,181)	(55,894)
NET INCREASE (DECREASE) IN NET ASSETS	(2,206,197)	(760,625)	190,391	167,885	(983,519)	(89,812)
NET ASSETS
Beginning of Year	47,697,923	48,458,548	965,340	797,455	1,828,992	1,918,804
End of Year	$45,491,726	$47,697,923	$1,155,731	$965,340	$845,473	$1,828,992

(1) Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

F-17

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year/Period Ended December 31, 2012	Year Ended December 31, 2011	Year/Period Ended December 31, 2012	Year Ended December 31, 2011

	Fidelity VIP Freedom 2015		Fidelity VIP Freedom 2020		Fidelity VIP Freedom 2025
	Service Class 2		Service Class 2		Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$42,710	$55,097	$123,690	$75,668	$75,801	$81,296
Realized gain (loss) on investments	210,848	205,790	217,236	144,896	(85,218)	(75,769)
Change in net unrealized appreciation (depreciation) on investments	73,870	(281,350)	247,839	(304,522)	698,844	(114,254)
Net Increase (Decrease) in Net Assets Resulting from Operations	327,428	(20,463)	588,765	(83,958)	689,427	(108,727)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	290,116	413,876	612,336	692,283	412,941	326,203
Transfers between variable and fixed accounts, net	(485,602)	529,360	2,432,084	945,553	220,082	336,786
Policy maintenance charges	(137,204)	(173,843)	(281,766)	(236,650)	(296,067)	(260,223)
Policy benefits and terminations	(405,950)	(424,742)	(92,398)	(138,363)	(476,284)	(173,443)
Other	3,794	22,642	16,774	(46,401)	(50,749)	(8,632)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(734,846)	367,293	2,687,030	1,216,422	(190,077)	220,691
NET INCREASE (DECREASE) IN NET ASSETS	(407,418)	346,830	3,275,795	1,132,464	499,350	111,964
NET ASSETS
Beginning of Year	2,874,878	2,528,048	3,732,203	2,599,739	4,306,731	4,194,767
End of Year	$2,467,460	$2,874,878	$7,007,998	$3,732,203	$4,806,081	$4,306,731

	Fidelity VIP Freedom 2030		Fidelity VIP Freedom 2035		Fidelity VIP Freedom 2045
	Service Class 2		Service Class 2 (1)		Service Class 2 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$119,779	$47,732	$1,520		$2,700
Realized gain on investments	83,067	67,270	362		1,336
Change in net unrealized appreciation (depreciation) on investments	248,068	(210,371)	154		1,326
Net Increase (Decrease) in Net Assets Resulting from Operations	450,914	(95,369)	2,036		5,362
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	655,786	416,119	8,513		10,254
Transfers between variable and fixed accounts, net	3,212,386	655,815	75,721		137,193
Policy maintenance charges	(249,951)	(168,172)	(2,045)		(6,400)
Policy benefits and terminations	(121,203)	(295,909)	—		—
Other	290	7,375	(1)		2
Net Increase in Net Assets Derived from Policy Transactions	3,497,308	615,228	82,188		141,049
NET INCREASE IN NET ASSETS	3,948,222	519,859	84,224		146,411
NET ASSETS
Beginning of Year or Period	2,493,981	1,974,122	—		—
End of Year or Period	$6,442,203	$2,493,981	$84,224		$146,411

(1) Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

	Fidelity VIP Growth		Fidelity VIP Mid Cap		Fidelity VIP Value Strategies
	Service Class 2		Service Class 2		Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$15,905	$6,394	$119,644	$7,420	$14,441	$23,208
Realized gain (loss) on investments	415,573	445,924	2,360,622	(549,639)	157,203	412,938
Change in net unrealized appreciation (depreciation) on investments	219,219	(673,122)	1,793,474	(3,327,016)	628,635	(890,165)
Net Increase (Decrease) in Net Assets Resulting from Operations	650,697	(220,804)	4,273,740	(3,869,235)	800,279	(454,019)
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	296,928	320,019	1,855,780	2,499,873	348,282	489,775
Transfers between variable and fixed accounts, net	(186,210)	1,847,484	(2,271,520)	(254,577)	691,334	(735,575)
Policy maintenance charges	(244,059)	(233,719)	(1,424,229)	(1,577,919)	(231,335)	(313,282)
Policy benefits and terminations	(764,056)	(101,813)	(1,128,967)	(1,439,956)	(347,747)	(212,194)
Other	(50,672)	(117,011)	(317,311)	(233,280)	(25,565)	(7,307)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(948,069)	1,714,960	(3,286,247)	(1,005,859)	434,969	(778,583)
NET INCREASE (DECREASE) IN NET ASSETS	(297,372)	1,494,156	987,493	(4,875,094)	1,235,248	(1,232,602)
NET ASSETS
Beginning of Year	4,665,652	3,171,496	30,014,806	34,889,900	2,832,847	4,065,449
End of Year	$4,368,280	$4,665,652	$31,002,299	$30,014,806	$4,068,095	$2,832,847

	Templeton Foreign		Templeton Global Bond		GE Investments
	Securities Class 2 (1)		Securities Class 2		Total Return Class 3
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$2,676		$2,248,628	$1,278,998	$12,103	$7,073
Realized gain (loss) on investments	9,754		(43,272)	269,234	(5,586)	6,124
Change in net unrealized appreciation (depreciation) on investments	51,873		2,803,611	(2,467,148)	55,335	(29,115)
Net Increase (Decrease) in Net Assets Resulting from Operations	64,303		5,008,967	(918,916)	61,852	(15,918)
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	12,999		2,297,102	1,853,335	92,984	70,992
Transfers between variable and fixed accounts, net	1,098,384		10,700,281	16,025,787	420,978	289,739
Policy maintenance charges	(10,044)		(1,768,321)	(1,138,496)	(68,080)	(34,884)
Policy benefits and terminations	(20,989)		(828,169)	(539,270)	(31,914)	(5,926)
Other	(1,745)		115,064	(293,266)	(6,895)	2,089
Net Increase in Net Assets Derived from Policy Transactions	1,078,605		10,515,957	15,908,090	407,073	322,010
NET INCREASE IN NET ASSETS	1,142,908		15,524,924	14,989,174	468,925	306,092
NET ASSETS
Beginning of Year or Period	-		29,319,151	14,329,977	446,459	140,367
End of Year or Period	$1,142,908		$44,844,075	$29,319,151	$915,384	$446,459

(1) Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year/Period Ended December 31, 2012	Year Ended December 31, 2011

	Janus Apsen Series		Janus Apsen Series		Lazard Retirement
	Overseas Service Class		Enterprise Service Class		U.S. Strategic Equity Service Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$208,896	$182,577	$-	$-	$10,119	$6,910
Realized gain on investments	2,343,576	3,760,478	339,515	287,767	72,158	34,511
Change in net unrealized appreciation (depreciation) on investments	1,219,324	(21,247,438)	250,273	(334,151)	34,015	(42,274)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,771,796	(17,304,383)	589,788	(46,384)	116,292	(853)
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	2,404,760	3,186,462	220,715	214,001	114,027	63,853
Transfers between variable and fixed accounts, net	(7,383,122)	(3,426,011)	706,428	(371,733)	106,284	164,598
Policy maintenance charges	(1,454,880)	(1,848,871)	(199,032)	(187,188)	(73,709)	(37,563)
Policy benefits and terminations	(1,431,417)	(1,033,996)	(99,221)	(233,695)	(46,052)	(4,898)
Other	(215,797)	(71,450)	(15,763)	(24,278)	3,859	(6,490)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(8,080,456)	(3,193,866)	613,127	(602,893)	104,409	179,500
NET INCREASE (DECREASE) IN NET ASSETS	(4,308,660)	(20,498,249)	1,202,915	(649,277)	220,701	178,647
NET ASSETS
Beginning of Year	34,200,839	54,699,088	3,216,086	3,865,363	704,086	525,439
End of Year	$29,892,179	$34,200,839	$4,419,001	$3,216,086	$924,787	$704,086

	Legg Mason ClearBridge Variable		Legg Mason ClearBridge Variable		Lord Abbett
	Aggressive Growth - Class II		Mid Cap Core - Class II		Developing Growth Class VC (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,926	$-	$57,271	$-	$-
Realized gain on investments	156,390	90,465	435,704	528,901	2,876
Change in net unrealized appreciation (depreciation) on investments	90,054	(136,668)	746,609	(646,227)	(3,372)
Net Increase (Decrease) in Net Assets Resulting from Operations	249,370	(46,203)	1,239,584	(117,326)	(496)
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	372,907	111,198	279,762	324,116	1,828
Transfers between variable and fixed accounts, net	276,920	737,939	1,868,931	(2,018,447)	42,889
Policy maintenance charges	(149,326)	(92,163)	(449,153)	(401,290)	(2,156)
Policy benefits and terminations	(36,324)	(23,377)	(85,916)	(59,259)	-
Other	(195,096)	(1,213)	(34,450)	32,442	(50)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	269,081	732,384	1,579,174	(2,122,438)	42,511
NET INCREASE (DECREASE) IN NET ASSETS	518,451	686,181	2,818,758	(2,239,764)	42,015
NET ASSETS
Beginning of Year or Period	1,452,621	766,440	5,820,615	8,060,379	-
End of Year or Period	$1,971,072	$1,452,621	$8,639,373	$5,820,615	$42,015

(1) Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2012	Year/Period Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

	Lord Abbett		MFS New Discovery Series		MFS Utilities Series
	Fundamental Equity Class VC		Service Class		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$73,646	$30,618	$-	$-	$982,341	$522,312
Realized gain on investments	282,452	560,752	232,318	1,708,954	1,095,488	279,541
Change in net unrealized appreciation (depreciation) on investments	1,196,982	(977,294)	836,175	(2,532,626)	(154,978)	179,397
Net Increase (Decrease) in Net Assets Resulting from Operations	1,553,080	(385,924)	1,068,493	(823,672)	1,922,851	981,250
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	292,578	297,924	420,931	492,419	620,670	566,586
Transfers between variable and fixed accounts, net	(9,859)	13,064,513	595,332	(1,619,880)	(3,357,102)	652,125
Policy maintenance charges	(333,124)	(190,611)	(265,831)	(392,395)	(702,137)	(753,942)
Policy benefits and terminations	(172,376)	(93,590)	(242,406)	(240,044)	(568,057)	(206,513)
Other	(2,534,436)	(1,518)	(190,911)	100,053	(71,099)	29,232
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,757,217)	13,076,718	317,115	(1,659,847)	(4,077,725)	287,488
NET INCREASE (DECREASE) IN NET ASSETS	(1,204,137)	12,690,794	1,385,608	(2,483,519)	(2,154,874)	1,268,738
NET ASSETS
Beginning of Year	14,785,262	2,094,468	4,951,987	7,435,506	17,659,927	16,391,189
End of Year	$13,581,125	$14,785,262	$6,337,595	$4,951,987	$15,505,053	$17,659,927

	PIMCO Global		Royce Micro-Cap		T. Rowe Price
	Multi-Asset - Advisor Class (1)		Service Class		Blue Chip Growth - II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$362,585	$89,644	$-	$34,730	$-	$-
Realized gain (loss) on investments	(364,924)	98,459	(107,884)	52,570	1,621,103	1,047,184
Change in net unrealized appreciation (depreciation) on investments	965,972	(911,213)	168,157	(300,504)	2,087,581	(819,104)
Net Increase (Decrease) in Net Assets Resulting from Operations	963,633	(723,110)	60,273	(213,204)	3,708,684	228,080
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	794,405	304,984	110,630	104,728	1,587,425	1,106,815
Transfers between variable and fixed accounts, net	(1,893,348)	13,775,983	323,985	663,969	15,857,663	5,395,509
Policy maintenance charges	(594,833)	(270,649)	(81,820)	(67,501)	(1,182,019)	(824,663)
Policy benefits and terminations	(1,177,113)	-	(126,481)	(51,104)	(824,760)	(324,295)
Other	(25,870)	10,437	(37,085)	(45,844)	(152,752)	9,336
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,896,759)	13,820,755	189,229	604,248	15,285,557	5,362,702
NET INCREASE (DECREASE) IN NET ASSETS	(1,933,126)	13,097,645	249,502	391,044	18,994,241	5,590,782
NET ASSETS
Beginning of Year or Period	13,097,645	-	1,324,826	933,782	15,537,774	9,946,992
End of Year or Period	$11,164,519	$13,097,645	$1,574,328	$1,324,826	$34,532,015	$15,537,774

(1) Operations commenced on May 5, 2011.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011
	T. Rowe Price		Van Eck VIP Global
	Equity Income - II		Hard Assets Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$906,091	$689,279	$386,684	$909,188
Realized gain (loss) on investments	2,769,362	(1,421,274)	2,280,951	791,637
Change in net unrealized appreciation (depreciation) on investments	3,542,380	197,011	(429,974)	(14,736,099)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,217,833	(534,984)	2,237,661	(13,035,274)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,614,758	2,493,509	3,427,626	4,190,933
Transfers between variable and fixed accounts, net	(5,429,605)	610,935	(2,311,080)	(136,543)
Policy maintenance charges	(2,015,916)	(2,079,210)	(2,982,172)	(3,431,988)
Policy benefits and terminations	(1,380,684)	(1,160,317)	(2,417,692)	(2,122,158)
Other	(10,288)	25,499	(318,663)	(772,239)
Net Decrease in Net Assets Derived from Policy Transactions	(6,221,735)	(109,584)	(4,601,981)	(2,271,995)
NET INCREASE (DECREASE) IN NET ASSETS	996,098	(644,568)	(2,364,320)	(15,307,269)
NET ASSETS
Beginning of Year	42,945,516	43,590,084	64,362,975	79,670,244
End of Year	$43,941,614	$42,945,516	$61,998,655	$64,362,975

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values ("AUV"), units outstanding, net assets, expense ratios, investment income ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts For Each Year or Period Ended	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratio (2)	Investment Income Ratio (3)	Total Return (4)
Cash Management
2012(5)	$23.40	8,405,119	$196,711,710	0.00%	0.00%	0.00%
2011	23.40	9,807,833	229,540,525	0.00%	0.00%	0.00%
2010	23.40	9,729,669	227,712,157	0.00%	0.01%	(0.05%)
2009	23.42	12,533,277	293,482,779	0.00%	0.25%	0.17%
2008	23.38	12,712,480	297,173,335	0.00%	2.15%	2.36%
Diversified Bond
2012	$13.91	1,387,052	$19,294,304	0.00%	3.18%	8.37%
2011	12.84	1,163,981	14,941,102	0.00%	14.42%	5.94%
2010	12.12	3,791,432	45,938,881	0.00%	3.22%	8.04%
2009	11.21	2,677,541	30,027,134	0.00%	3.80%	14.13%
2008	9.83	2,379,452	23,379,628	0.00%	3.84%	(7.80%)
Floating Rate Loan
2012	$10.25	1,087,279	$11,148,674	0.00%	5.83%	8.10%
2011	9.49	726,283	6,889,231	0.00%	17.98%	2.50%
2010	9.25	1,809,305	16,743,085	0.00%	4.72%	7.27%
2009	8.63	1,711,048	14,760,251	0.00%	5.08%	24.31%
2008	6.94	1,012,929	7,029,314	0.00%	6.98%	(29.28%)
High Yield Bond
2012	$59.32	1,669,968	$99,069,388	0.00%	6.75%	15.30%
2011	51.45	1,670,019	85,927,432	0.00%	11.61%	3.42%
2010	49.75	1,872,440	93,159,865	0.00%	7.72%	14.52%
2009	43.44	2,237,443	97,202,439	0.00%	7.99%	39.87%
2008	31.06	2,132,137	66,223,004	0.00%	8.71%	(22.20%)
Inflation Managed
2012	$61.39	2,476,283	$152,013,497	0.00%	2.31%	9.87%
2011	55.87	2,624,196	146,625,982	0.00%	5.57%	11.85%
2010	49.95	3,620,675	180,867,220	0.00%	1.99%	8.78%
2009	45.92	3,815,481	175,218,196	0.00%	4.10%	20.80%
2008	38.02	4,059,495	154,324,441	0.00%	2.85%	(9.34%)
Inflation Protected
2012	$11.40	113,063	$1,289,369	0.00%	0.44%	5.51%
05/03/2011 - 12/31/2011	10.81	118,662	1,282,543	0.00%	9.29%	8.02%
Managed Bond
2012	$63.04	5,960,420	$375,765,099	0.00%	5.08%	10.72%
2011	56.94	6,113,636	348,099,793	0.00%	5.13%	3.84%
2010	54.83	8,533,863	467,929,988	0.00%	3.43%	8.96%
2009	50.32	8,992,559	452,533,114	0.00%	6.81%	21.01%
2008	41.59	9,106,840	378,720,069	0.00%	4.41%	(1.71%)
Short Duration Bond
2012	$12.55	4,052,416	$50,850,100	0.00%	0.79%	3.19%
2011	12.16	4,110,452	49,983,055	0.00%	3.26%	0.87%
2010	12.05	5,041,165	60,769,943	0.00%	1.54%	3.40%
2009	11.66	3,846,075	44,837,724	0.00%	3.13%	8.66%
2008	10.73	3,900,654	41,850,977	0.00%	3.87%	(5.09%)
Emerging Markets Debt (6)
05/02/2012 - 12/31/2012	$11.06	103,918	$1,149,310	0.00%	8.50%	10.60%
American Funds Growth
2012	$15.13	3,363,540	$50,903,024	0.00%	0.17%	17.45%
2011	12.89	3,728,587	48,043,569	0.00%	0.19%	(4.66%)
2010(5)	13.51	4,956,516	66,985,476	0.00%	0.00%	18.26%
2009	11.43	5,195,477	59,372,649	0.00%	0.13%	38.86%
2008	8.23	5,627,232	46,308,882	0.00%	0.60%	(44.19%)
American Funds Growth-Income
2012	$13.58	3,034,288	$41,195,787	0.00%	1.14%	17.06%
2011	11.60	3,128,493	36,283,431	0.00%	0.80%	(2.24%)
2010(5)	11.86	4,900,290	58,132,621	0.00%	0.00%	11.03%
2009	10.68	5,610,441	59,947,385	0.00%	1.26%	30.74%
2008	8.17	5,619,154	45,924,261	0.00%	1.41%	(38.08%)
Comstock
2012	$13.55	2,276,703	$30,850,534	0.00%	1.94%	18.54%
2011	11.43	2,349,076	26,852,173	0.00%	6.47%	(2.11%)
2010	11.68	5,245,577	61,251,900	0.00%	1.25%	15.42%
2009	10.12	6,250,352	63,233,426	0.00%	1.52%	28.68%
2008	7.86	5,767,472	45,345,266	0.00%	2.02%	(36.79%)
Dividend Growth
2012	$15.60	2,633,172	$41,086,893	0.00%	1.84%	14.55%
2011	13.62	2,187,849	29,801,647	0.00%	2.88%	3.27%
2010	13.19	3,364,536	44,378,646	0.00%	0.97%	10.77%
2009	11.91	2,937,995	34,983,770	0.00%	1.66%	32.40%
2008	8.99	3,700,234	33,277,837	0.00%	1.04%	(39.07%)
Equity Index
2012	$60.95	6,940,882	$423,040,083	0.00%	2.39%	15.77%
2011	52.65	7,316,815	385,210,001	0.00%	2.87%	1.82%
2010	51.70	8,351,318	431,802,329	0.00%	1.97%	14.81%
2009	45.04	9,693,106	436,544,053	0.00%	1.79%	26.36%
2008	35.64	9,749,024	347,463,802	0.00%	2.00%	(37.35%)

See Notes to Financial Statements	H-23	See explanation of references on H-28

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period Ended	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratio (2)	Investment Income Ratio (3)	Total Return (4)
Focused 30
2012	$15.13	1,608,194	$24,337,096	0.00%	0.00%	23.21%
2011	12.28	2,265,926	27,831,763	0.00%	0.00%	(9.70%)
2010	13.60	2,855,173	38,834,565	0.00%	0.00%	10.35%
2009	12.33	2,819,667	34,755,997	0.00%	0.00%	50.43%
2008	8.19	3,634,894	29,783,940	0.00%	0.05%	(50.14%)
Growth LT
2012	$50.35	3,214,140	$161,823,725	0.00%	0.89%	18.24%
2011	42.58	3,552,818	151,285,674	0.00%	1.01%	(6.06%)
2010	45.33	4,365,102	197,865,242	0.00%	1.09%	11.24%
2009	40.75	4,914,745	200,271,001	0.00%	1.07%	37.28%
2008	29.68	5,471,535	162,407,213	0.00%	0.49%	(40.95%)
Large-Cap Growth
2012	$8.64	4,118,212	$35,574,260	0.00%	0.00%	18.23%
2011	7.31	4,604,383	33,640,559	0.00%	0.00%	1.07%
2010	7.23	7,661,406	55,384,511	0.00%	0.00%	14.53%
2009	6.31	8,196,379	51,736,439	0.00%	0.06%	40.50%
2008	4.49	7,385,240	33,179,269	0.00%	0.00%	(50.47%)
Large-Cap Value
2012	$18.53	4,954,900	$91,817,015	0.00%	1.99%	16.40%
2011	15.92	5,123,670	81,564,536	0.00%	6.20%	4.72%
2010	15.20	8,424,306	128,066,111	0.00%	1.54%	9.08%
2009	13.94	8,956,147	124,817,482	0.00%	2.11%	23.13%
2008	11.32	8,744,818	98,977,865	0.00%	1.76%	(34.80%)
Long/Short Large-Cap
2012	$10.87	499,829	$5,432,352	0.00%	0.83%	18.09%
2011	9.20	526,709	4,847,659	0.00%	3.49%	(2.60%)
2010	9.45	3,041,545	28,741,857	0.00%	0.86%	12.22%
2009	8.42	2,826,468	23,800,021	0.00%	0.92%	27.56%
05/02/2008 - 12/31/2008	6.60	1,785,967	11,789,340	0.00%	0.97%	(35.04%)
Main Street Core
2012	$59.68	2,550,844	$152,244,951	0.00%	1.02%	17.02%
2011	51.00	2,755,477	140,539,752	0.00%	1.17%	0.48%
2010	50.76	3,359,667	170,543,917	0.00%	1.09%	16.14%
2009	43.71	2,500,133	109,273,337	0.00%	1.51%	29.36%
2008	33.79	2,911,427	98,370,807	0.00%	1.39%	(38.87%)
Mid-Cap Equity
2012	$26.46	3,376,840	$89,338,004	0.00%	0.67%	7.35%
2011	24.64	3,795,678	93,544,347	0.00%	0.78%	(5.40%)
2010	26.05	5,141,209	133,930,971	0.00%	0.95%	23.49%
2009	21.09	6,018,439	126,956,917	0.00%	1.12%	39.65%
2008	15.11	7,822,686	118,162,029	0.00%	1.58%	(39.00%)
Mid-Cap Growth
2012	$11.42	3,478,942	$39,722,714	0.00%	0.44%	7.49%
2011	10.62	3,682,241	39,112,915	0.00%	0.00%	(7.81%)
2010	11.52	5,306,875	61,143,719	0.00%	0.19%	33.32%
2009	8.64	6,166,014	53,288,925	0.00%	0.35%	59.33%
2008	5.42	5,938,701	32,212,994	0.00%	0.12%	(48.36%)
Mid-Cap Value
2012	$19.08	231,137	$4,409,364	0.00%	0.90%	14.49%
2011	16.66	346,695	5,776,954	0.00%	8.46%	(5.69%)
2010	17.67	1,286,973	22,737,491	0.00%	1.10%	21.20%
02/13/2009 - 12/31/2009	14.58	1,208,072	17,610,386	0.00%	1.03%	42.90%
Small-Cap Equity
2012	$18.81	600,240	$11,291,750	0.00%	1.85%	15.93%
2011	16.23	602,541	9,777,685	0.00%	3.48%	(3.38%)
2010	16.79	1,664,356	27,952,549	0.00%	0.74%	20.11%
2009	13.98	1,373,316	19,202,935	0.00%	0.79%	30.22%
2008	10.74	1,349,982	14,496,396	0.00%	0.62%	(26.11%)
Small-Cap Growth
2012	$16.80	1,759,712	$29,560,556	0.00%	0.08%	12.87%
2011	14.88	1,968,016	29,290,776	0.00%	0.00%	(3.10%)
2010	15.36	2,735,185	42,009,117	0.00%	0.00%	26.01%
2009	12.19	3,188,386	38,860,823	0.00%	0.00%	47.44%
2008	8.27	3,474,237	28,720,306	0.00%	0.00%	(47.11%)
Small-Cap Index
2012	$22.03	7,695,813	$169,527,754	0.00%	1.06%	16.13%
2011	18.97	8,623,110	163,567,011	0.00%	0.59%	(4.51%)
2010	19.86	9,810,313	194,874,422	0.00%	0.84%	26.42%
2009	15.71	11,242,905	176,659,959	0.00%	1.19%	28.19%
2008	12.26	12,603,955	154,492,786	0.00%	2.04%	(35.03%)
Small-Cap Value
2012	$28.82	1,855,449	$53,476,889	0.00%	1.99%	11.09%
2011	25.94	1,985,392	51,508,539	0.00%	2.22%	2.31%
2010	25.36	2,364,561	59,962,794	0.00%	2.04%	25.34%
2009	20.23	2,953,532	59,758,067	0.00%	2.59%	27.18%
2008	15.91	3,018,819	48,025,798	0.00%	2.59%	(28.23%)

See Notes to Financial Statements	H-24	See explanation of references on H-28

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period Ended	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratio (2)	Investment Income Ratio (3)	Total Return (4)
Health Sciences
2012	$24.23	1,314,478	$31,845,428	0.00%	0.00%	25.68%
2011	19.28	1,130,211	21,786,571	0.00%	0.00%	11.94%
2010	17.22	1,160,667	19,987,434	0.00%	0.00%	23.34%
2009	13.96	1,430,534	19,972,732	0.00%	0.12%	27.23%
2008	10.97	1,580,888	17,348,617	0.00%	1.27%	(28.16%)
Real Estate
2012	$46.92	1,931,342	$90,620,090	0.00%	1.17%	16.21%
2011	40.38	2,033,634	82,110,583	0.00%	0.00%	6.12%
2010	38.05	1,959,415	74,548,737	0.00%	1.37%	30.54%
2009	29.15	2,226,122	64,880,761	0.00%	2.08%	32.27%
2008	22.03	2,452,417	54,036,431	0.00%	3.75%	(39.99%)
Technology
2012	$7.37	1,757,251	$12,956,742	0.00%	0.00%	7.14%
2011	6.88	1,859,232	12,795,482	0.00%	0.00%	(4.90%)
2010	7.24	2,239,991	16,210,246	0.00%	0.00%	21.50%
2009	5.96	2,404,956	14,323,957	0.00%	0.00%	52.57%
2008	3.90	2,581,728	10,078,433	0.00%	0.10%	(51.64%)
Emerging Markets
2012	$40.17	3,393,433	$136,308,739	0.00%	0.77%	21.52%
2011	33.05	3,464,655	114,520,122	0.00%	1.95%	(17.97%)
2010	40.29	4,494,799	181,108,915	0.00%	1.14%	27.02%
2009	31.72	4,503,441	142,859,778	0.00%	0.95%	84.79%
2008	17.17	4,798,685	82,375,964	0.00%	1.48%	(47.68%)
International Large-Cap
2012	$13.43	10,661,235	$143,146,703	0.00%	1.53%	22.53%
2011	10.96	11,139,700	122,066,228	0.00%	6.20%	(10.12%)
2010	12.19	11,444,631	139,522,721	0.00%	1.10%	10.38%
2009	11.05	13,371,427	147,687,972	0.00%	1.63%	33.61%
2008	8.27	14,676,980	121,327,391	0.00%	2.16%	(35.35%)
International Small-Cap
2012	$9.60	884,782	$8,493,563	0.00%	2.85%	19.44%
2011	8.04	887,630	7,134,091	0.00%	13.78%	(12.27%)
2010	9.16	2,508,860	22,983,265	0.00%	2.56%	24.86%
2009	7.34	3,017,020	22,136,232	0.00%	1.53%	30.28%
2008	5.63	2,683,144	15,110,867	0.00%	2.30%	(47.84%)
International Value
2012	$24.47	5,086,165	$124,479,601	0.00%	3.58%	17.82%
2011	20.77	5,009,545	104,062,397	0.00%	8.76%	(12.90%)
2010	23.85	6,077,155	144,944,635	0.00%	2.66%	2.59%
2009	23.25	7,068,121	164,331,210	0.00%	2.21%	28.00%
2008	18.16	8,230,656	149,496,258	0.00%	2.77%	(47.78%)
American Funds Asset Allocation
2012	$16.99	428,775	$7,282,857	0.00%	1.92%	15.71%
2011	14.68	380,895	5,590,992	0.00%	3.60%	0.93%
2010	14.54	280,119	4,074,039	0.00%	0.00%	12.04%
02/26/2009 - 12/31/2009	12.98	192,292	2,496,210	0.00%	4.73%	36.71%
Pacific Dynamix - Conservative Growth
2012	$14.19	184,070	$2,611,762	0.00%	1.54%	9.42%
2011	12.97	138,858	1,800,630	0.00%	3.26%	2.92%
2010	12.60	124,819	1,572,701	0.00%	2.01%	10.28%
07/06/2009 - 12/31/2009	11.43	44,364	506,868	0.00%	5.68%	12.29%
Pacific Dynamix - Moderate Growth
2012	$15.03	493,678	$7,419,437	0.00%	1.77%	11.74%
2011	13.45	429,098	5,771,250	0.00%	3.19%	0.48%
2010	13.39	246,917	3,305,173	0.00%	2.56%	11.92%
05/22/2009 - 12/31/2009	11.96	68,810	822,948	0.00%	4.19%	17.75%
Pacific Dynamix - Growth
2012	$15.80	657,942	$10,396,989	0.00%	1.54%	13.76%
2011	13.89	521,999	7,251,022	0.00%	1.94%	(1.85%)
2010	14.15	305,265	4,320,166	0.00%	1.74%	13.82%
05/26/2009 - 12/31/2009	12.43	121,148	1,506,341	0.00%	1.88%	19.49%
Portfolio Optimization Conservative
2012	$10.95	2,661,202	$29,150,617	0.00%	2.88%	10.11%
05/02/2011 - 12/31/2011	9.95	2,216,948	22,053,729	0.00%	1.74%	(0.52%)
Portfolio Optimization Moderate - Conservative
2012	$10.80	4,730,718	$51,103,408	0.00%	2.19%	11.65%
05/10/2011 - 12/31/2011	9.67	5,122,447	49,559,167	0.00%	1.54%	(3.07%)
Portfolio Optimization Moderate
2012	$10.62	19,525,979	$207,291,815	0.00%	2.08%	12.94%
05/02/2011 - 12/31/2011	9.40	19,851,605	186,595,701	0.00%	1.35%	(6.00%)
Portfolio Optimization Growth
2012	$10.42	25,004,442	$260,595,899	0.00%	1.73%	14.02%
05/02/2011 - 12/31/2011	9.14	26,380,395	241,128,467	0.00%	1.03%	(8.60%)
Portfolio Optimization Aggressive - Growth
2012	$10.21	9,940,240	$101,450,510	0.00%	1.41%	15.17%
05/06/2011 - 12/31/2011	8.86	10,558,362	93,565,955	0.00%	0.88%	(9.63%)

See Notes to Financial Statements	H-25	See explanation of references on H-28

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period Ended	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratio (2)	Investment Income Ratio (3)	Total Return (4)
I
2012	$31.00	1,897,358	$58,821,199	0.00%	1.96%	20.68%
2011	25.69	2,155,165	55,363,898	0.00%	3.09%	(13.56%)
2010	29.72	2,255,782	67,038,953	0.00%	3.29%	4.61%
2009	28.41	2,314,197	65,746,083	0.00%	2.42%	25.28%
2008	22.68	2,613,074	59,256,956	0.00%	3.12%	(39.84%)
II
2012	$28.40	1,193,322	$33,895,638	0.00%	0.05%	19.31%
2011	23.81	1,228,910	29,255,807	0.00%	0.00%	(0.80%)
2010	24.00	1,256,305	30,149,494	0.00%	0.37%	23.06%
2009	19.50	1,351,335	26,352,166	0.00%	0.64%	37.40%
2008	14.19	1,546,955	21,954,840	0.00%	0.02%	(48.97%)
III
2012	$45.42	901,450	$40,942,152	0.00%	0.31%	17.43%
2011	38.68	963,059	37,247,078	0.00%	0.00%	(7.22%)
2010	41.69	997,020	41,562,417	0.00%	0.21%	27.00%
2009	32.82	1,157,067	37,978,468	0.00%	0.04%	48.61%
2008	22.09	1,347,597	29,764,785	0.00%	0.00%	(42.03%)
V
2012	$17.00	967,817	$16,449,256	0.00%	0.84%	17.29%
2011	14.49	1,276,782	18,501,761	0.00%	0.37%	(4.11%)
2010	15.11	1,422,833	21,502,371	0.00%	0.75%	9.27%
2009	13.83	1,670,010	23,095,826	0.00%	0.83%	24.58%
2008	11.10	1,829,893	20,313,595	0.00%	0.05%	(34.48%)
Invesco V.I. International Growth Series II (6)
05/31/2012 - 12/31/2012	$10.47	180,770	$1,893,254	0.00%	2.17%	16.42%
American Century VP Mid Cap Value Class II (6)
06/04/2012 - 12/31/2012	$10.62	298,794	$3,174,188	0.00%	2.14%	15.42%
BlackRock Basic Value V.I. Class III
2012	$12.98	946,820	$12,290,939	0.00%	1.50%	13.81%
2011	11.41	1,084,978	12,375,370	0.00%	1.73%	(2.78%)
2010	11.73	897,535	10,530,254	0.00%	1.39%	12.51%
2009	10.43	854,477	8,910,161	0.00%	2.13%	30.87%
2008	7.97	678,596	5,407,138	0.00%	2.78%	(36.91%)
BlackRock Global Allocation V.I. Class III
2012	$16.78	2,914,495	$48,897,804	0.00%	1.47%	9.97%
2011	15.26	2,923,677	44,606,094	0.00%	2.24%	(3.64%)
2010	15.83	3,105,465	49,169,377	0.00%	1.26%	9.76%
2009	14.43	2,669,828	38,512,820	0.00%	2.18%	20.92%
2008	11.93	1,864,286	22,240,628	0.00%	2.73%	(19.67%)
Fidelity VIP Contrafund Service Class 2
2012	$15.40	2,954,145	$45,491,726	0.00%	1.00%	16.14%
2011	13.26	3,597,347	47,697,923	0.00%	0.80%	(2.78%)
2010	13.64	3,552,968	48,458,548	0.00%	1.03%	16.93%
2009	11.66	4,031,894	47,030,291	0.00%	1.20%	35.47%
2008	8.61	4,143,220	35,675,424	0.00%	0.82%	(42.69%)
Fidelity VIP Freedom Income Service Class 2
2012	$11.86	97,447	$1,155,731	0.00%	1.27%	6.26%
2011	11.16	86,488	965,340	0.00%	1.64%	1.39%
2010	11.01	72,439	797,455	0.00%	1.69%	7.25%
2009	10.26	69,529	713,654	0.00%	4.15%	14.64%
2008	8.95	39,492	353,588	0.00%	14.21%	(10.70%)
Fidelity VIP Freedom 2010 Service Class 2
2012	$11.49	73,561	$845,473	0.00%	0.79%	11.58%
2011	10.30	177,565	1,828,992	0.00%	1.74%	(0.43%)
2010	10.34	185,488	1,918,804	0.00%	3.16%	12.55%
2009	9.19	91,200	838,268	0.00%	5.16%	23.95%
2008	7.42	53,161	394,202	0.00%	0.70%	(25.17%)
Fidelity VIP Freedom 2015 Service Class 2
2012	$11.27	218,849	$2,467,460	0.00%	1.48%	11.90%
2011	10.08	285,336	2,874,878	0.00%	1.88%	(0.52%)
2010	10.13	249,617	2,528,048	0.00%	2.83%	12.79%
2009	8.98	156,467	1,405,006	0.00%	4.00%	25.02%
2008	7.18	100,154	719,351	0.00%	4.61%	(27.30%)
Fidelity VIP Freedom 2020 Service Class 2
2012	$10.84	646,692	$7,007,998	0.00%	2.69%	13.07%
2011	9.58	389,420	3,732,203	0.00%	2.24%	(1.24%)
2010	9.70	267,890	2,599,739	0.00%	2.66%	14.33%
2009	8.49	157,385	1,335,925	0.00%	3.60%	28.55%
2008	6.60	115,177	760,537	0.00%	4.50%	(32.80%)
Fidelity VIP Freedom 2025 Service Class 2
2012	$10.82	444,275	$4,806,081	0.00%	1.51%	14.80%
2011	9.42	457,025	4,306,731	0.00%	1.86%	(2.35%)
2010	9.65	434,697	4,194,767	0.00%	2.71%	15.47%
2009	8.36	287,505	2,402,696	0.00%	3.46%	29.79%
2008	6.44	259,035	1,667,848	0.00%	2.48%	(34.36%)

See Notes to Financial Statements	H-26	See explanation of references on H-28

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period Ended	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratio (2)	Investment Income Ratio (3)	Total Return (4)
Fidelity VIP Freedom 2030 Service Class 2
2012	$10.26	627,596	$6,442,203	0.00%	3.34%	15.18%
2011	8.91	279,847	2,493,981	0.00%	2.09%	(2.83%)
2010	9.17	215,248	1,974,122	0.00%	1.54%	15.89%
2009	7.91	334,513	2,647,306	0.00%	3.66%	31.18%
2008	6.03	106,664	643,494	0.00%	2.93%	(38.17%)
Fidelity VIP Freedom 2035 Service Class 2 (6)
08/01/2012 - 12/31/2012	$10.43	8,076	$84,224	0.00%	9.22%	6.93%
Fidelity VIP Freedom 2045 Service Class 2 (6)
06/04/2012 - 12/31/2012	$10.43	14,031	$146,411	0.00%	7.08%	15.11%
Fidelity VIP Growth Service Class 2
2012	$13.74	317,950	$4,368,280	0.00%	0.32%	14.40%
2011	12.01	388,503	4,665,652	0.00%	0.15%	(0.03%)
2010	12.01	264,000	3,171,496	0.00%	0.03%	23.86%
2009	9.70	589,043	5,713,107	0.00%	0.21%	27.97%
2008	7.58	543,659	4,120,601	0.00%	0.69%	(47.31%)
Fidelity VIP Mid Cap Service Class 2
2012	$16.67	1,860,258	$31,002,299	0.00%	0.38%	14.56%
2011	14.55	2,063,275	30,014,806	0.00%	0.02%	(10.85%)
2010	16.32	2,138,123	34,889,900	0.00%	0.12%	28.57%
2009	12.69	2,244,999	28,493,223	0.00%	0.47%	39.75%
2008	9.08	2,118,100	19,236,052	0.00%	0.24%	(39.61%)
Fidelity VIP Value Strategies Service Class 2
2012	$14.41	282,221	$4,068,095	0.00%	0.42%	27.06%
2011	11.34	249,715	2,832,847	0.00%	0.58%	(9.04%)
2010	12.47	325,984	4,065,449	0.00%	0.32%	26.34%
2009	9.87	237,955	2,348,967	0.00%	0.34%	57.15%
2008	6.28	218,478	1,372,358	0.00%	0.50%	(51.28%)
Templeton Foreign Securities Class 2 (6)
05/18/2012 - 12/31/2012	$10.98	104,131	$1,142,908	0.00%	1.32%	22.12%
Templeton Global Bond Securities Class 2
2012	$11.98	3,744,411	$44,844,075	0.00%	6.48%	15.07%
2011	10.41	2,816,935	29,319,151	0.00%	5.51%	(0.87%)
05/03/2010 - 12/31/2010	10.50	1,364,811	14,329,977	0.00%	0.17%	5.00%
GE Investments Total Return Class 3
2012	$11.52	79,438	$915,384	0.00%	1.63%	12.25%
2011	10.27	43,491	446,459	0.00%	2.36%	(3.10%)
05/19/2010 - 12/31/2010	10.59	13,250	140,367	0.00%	4.60%	12.25%
Janus Apsen Series Overseas Service Class
2012	$9.80	3,049,827	$29,892,179	0.00%	0.58%	13.18%
2011	8.66	3,949,389	34,200,839	0.00%	0.38%	(32.34%)
2010	12.80	4,273,891	54,699,088	0.00%	0.55%	25.02%
2009	10.24	3,539,855	36,238,993	0.00%	0.44%	79.07%
2008	5.72	3,223,717	18,429,844	0.00%	1.22%	(52.23%)
Janus Aspen Series Enterprise Service Class
2012	$12.97	340,650	$4,419,001	0.00%	0.00%	16.99%
2011	11.09	290,035	3,216,086	0.00%	0.00%	(1.65%)
2010	11.27	342,830	3,865,363	0.00%	0.00%	25.52%
2009	8.98	431,880	3,879,426	0.00%	0.00%	44.44%
2008	6.22	443,354	2,757,111	0.00%	0.10%	(43.86%)
Lazard Retirement U.S. Strategic Equity Service Class
2012	$10.17	90,964	$924,787	0.00%	1.33%	14.01%
2011	8.92	78,958	704,086	0.00%	1.07%	1.96%
2010	8.75	60,077	525,439	0.00%	0.74%	12.85%
2009	7.75	54,644	423,520	0.00%	1.12%	26.84%
2008	6.11	14,300	87,381	0.00%	1.35%	(35.28%)
Legg Mason ClearBridge Variable Aggressive Growth - Class II
2012	$11.69	168,548	$1,971,072	0.00%	0.18%	18.46%
2011	9.87	147,141	1,452,621	0.00%	0.00%	2.16%
2010	9.66	79,313	766,440	0.00%	0.00%	24.71%
2009	7.75	84,216	652,564	0.00%	0.00%	34.19%
2008	5.77	52,538	303,371	0.00%	0.00%	(40.58%)
Legg Mason ClearBridge Variable Mid Cap Core - Class II
2012	$11.80	732,285	$8,639,373	0.00%	0.68%	17.61%
2011	10.03	580,239	5,820,615	0.00%	0.00%	(4.14%)
2010	10.46	770,236	8,060,379	0.00%	0.00%	22.06%
2009	8.57	848,497	7,274,665	0.00%	0.11%	35.81%
2008	6.31	973,799	6,147,689	0.00%	0.00%	(35.43%)
Lord Abbett Developing Growth Class VC (6)
05/22/2012 - 12/31/2012	$9.94	4,228	$42,015	0.00%	0.00%	7.38%
Lord Abbett Fundamental Equity Class VC
2012	$11.26	1,205,939	$13,581,125	0.00%	0.49%	10.58%
2011	10.18	1,451,784	14,785,262	0.00%	0.64%	(4.49%)
05/12/2010 - 12/31/2010	10.66	196,426	2,094,468	0.00%	1.03%	9.39%

See Notes to Financial Statements	H-27	See explanation of references on H-28

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period Ended	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratio (2)	Investment Income Ratio (3)	Total Return (4)
MFS New Discovery Series Service Class
2012	$13.81	458,942	$6,337,595	0.00%	0.00%	20.90%
2011	11.42	433,543	4,951,987	0.00%	0.00%	(10.49%)
2010	12.76	582,663	7,435,506	0.00%	0.00%	35.94%
2009	9.39	326,023	3,060,543	0.00%	0.00%	62.92%
2008	5.76	91,789	528,886	0.00%	0.00%	(39.52%)
MFS Utilities Series Service Class
2012	$12.59	1,231,073	$15,505,053	0.00%	6.48%	13.21%
2011	11.12	1,587,426	17,659,927	0.00%	3.05%	6.51%
2010	10.45	1,569,241	16,391,189	0.00%	2.85%	13.51%
2009	9.20	342,118	3,148,223	0.00%	4.53%	32.87%
2008	6.93	389,058	2,694,522	0.00%	0.94%	(37.81%)
PIMCO Global Multi-Asset - Advisor Class
2012	$9.95	1,121,879	$11,164,519	0.00%	3.22%	8.77%
05/05/2011 - 12/31/2011	9.15	1,431,608	13,097,645	0.00%	1.65%	(6.30%)
Royce Micro-Cap Service Class
2012	$10.92	144,118	$1,574,328	0.00%	0.00%	7.45%
2011	10.17	130,318	1,324,826	0.00%	2.50%	(12.26%)
05/13/2010 - 12/31/2010	11.59	80,595	933,782	0.00%	See Note (7)	18.65%
T. Rowe Price Blue Chip Growth - II
2012	$14.88	2,321,252	$34,532,015	0.00%	0.00%	17.91%
2011	12.62	1,231,464	15,537,774	0.00%	0.00%	1.36%
2010	12.45	799,091	9,946,992	0.00%	0.00%	16.00%
2009	10.73	664,636	7,132,164	0.00%	0.00%	41.79%
2008	7.57	431,068	3,262,380	0.00%	0.11%	(42.65%)
T. Rowe Price Equity Income - II
2012	$13.37	3,286,271	$43,941,614	0.00%	1.89%	16.92%
2011	11.44	3,755,291	42,945,516	0.00%	1.55%	(1.02%)
2010	11.55	3,772,800	43,590,084	0.00%	1.75%	14.74%
2009	10.07	2,818,542	28,381,018	0.00%	1.76%	25.25%
2008	8.04	2,297,997	18,474,390	0.00%	2.22%	(36.26%)
Van Eck VIP Global Hard Assets Initial Class
2012	$24.59	2,521,100	$61,998,655	0.00%	0.61%	3.39%
2011	23.79	2,705,878	64,362,975	0.00%	1.19%	(16.45%)
2010	28.47	2,798,427	79,670,244	0.00%	0.40%	29.23%
2009	22.03	3,070,450	67,640,171	0.00%	0.26%	57.54%
2008	13.98	3,010,188	42,093,765	0.00%	0.26%	(46.12%)
(1)	The significant decrease in units outstanding and net assets during the year ended December 31, 2011 on most of the variable accounts that invested in Class I shares of the corresponding non-portfolio optimization portfolios of Pacific Select Fund was mainly due to the transfer of assets from those variable accounts to the five Portfolio Optimization Variable Accounts (Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Variable Accounts), which were added to the Separate Account during 2011 (See Note 1 in Notes to Financial Statements).
(2)	There are no policy fees and expenses of the Separate Account that result in a direct reduction of unit values for each period indicated. The expense ratios exclude expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 3 in Notes to Financial Statements).
(3)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized. The investment income ratios for the year ended December 31, 2011 of certain variable accounts may be higher than prior years mainly due to the net investment income distributions received after the share class conversion of the underlying portfolios in Pacific Select Fund in which the variable accounts invested. Such distributions had no impact on the total returns of the variable accounts or the underlying portfolios in which the variable accounts invested.
(4)	Total returns reflect changes in unit values of the underlying portfolios/funds and do not include deductions at the separate account or policy level for any mortality and expense risk ("M&E") fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Variable Accounts with a date notation indicate the inception date of that Variable Account. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.
(5)	Investment income ratio represents less than 0.005%.
(6)	Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).
(7)	Subsequent to commencement of operations on May 13, 2010, the Royce Micro-Cap Service Class Variable Account received its annual distribution. The annualized investment income ratio was 7.00%. Prior to annualization, the ratio was 4.45%.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Pacific Select Exec Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2012 is comprised of eighty subaccounts (“Variable Accounts”). The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (See Note 3), M Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., BlackRock Variable Series Funds, Inc., Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, PIMCO Variable Insurance Trust, Royce Capital Fund, T. Rowe Price Equity Series, Inc., and Van Eck VIP Trust (collectively, the “Funds”). All eighty Variable Accounts are presented in the Schedule of Investments on pages G-1 and G-2 of this brochure.

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through F of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) the following seven new Variable Accounts, all of which commenced operations during 2012:

Variable Accounts	Commenced Operations on	Variable Accounts	Commenced Operations on
Emerging Markets Debt	May 2, 2012	Fidelity VIP Freedom 2045 Service Class 2	June 4, 2012
Invesco V.I. International Growth Series II	May 31, 2012	Templeton Foreign Securities Class 2	May 18, 2012
American Century VP Mid Cap Value Class II	June 4, 2012	Lord Abbett Developing Growth Class VC	May 22, 2012
Fidelity VIP Freedom 2035 Service Class 2	August 1, 2012

Shortly after the commencement of operations of the Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Variable Accounts (the “Portfolio Optimization Variable Accounts”) during 2011, significant transfers of units occurred from many of the non-Portfolio Optimization Variable Accounts into the Portfolio Optimization Variable Accounts. These transfers of units are included in “Transfers between variable and fixed accounts, net” in the Statements of Changes in Net Assets.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life Insurance Company (“Pacific Life”). The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

The Separate Account funds individual modified single premium, flexible premium, and last survivor flexible premium variable life insurance policies issued by Pacific Life. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Variable Accounts for their share of dividends are reinvested in additional full and fractional shares of the related Portfolios.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.

3. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for charges for the mortality and expense risks (“M&E”) and administrative expenses Pacific Life assumes, cost of insurance, charges for optional benefits provided by rider and any applicable surrender charges, and are shown as a decrease in net assets in the accompanying Statements of Changes in Net Assets. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than anticipated and therefore, Pacific Life will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the policies

l-1

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

will exceed the amounts realized from the administrative fees assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations; and charges for M&E, administrative expenses, cost of insurance, and optional benefits provided by rider are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.

With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, any other taxes that might be imposed, and to compensate Pacific Life for certain costs or lost investment opportunities resulting from amortization and delayed recognition of certain policy expenses for Federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

The assets of certain Variable Accounts invest in Class I shares of the corresponding Portfolios of Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of PSF, which are included in Section D of this brochure. For the year ended December 31, 2012, PLFA received net advisory fees from PSF at effective annual rates ranging from 0.00% to 0.99% which are based on an annual percentage of average daily net assets of each Portfolio of PSF, and PSD received a service fee of 0.20% on Class I shares only from PSF, based on an annual percentage of average daily net assets of each Portfolio of PSF.

4. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

5. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2012, were as follows:

Variable Accounts	Purchases	Sales
Cash Management	$101,852,840	$134,679,571
Diversified Bond	8,821,823	5,101,221
Floating Rate Loan	5,429,919	1,316,966
High Yield Bond	30,605,418	24,365,106
Inflation Managed	42,427,787	23,614,135
Inflation Protected	974,681	1,031,604
Managed Bond	43,175,146	33,359,036
Short Duration Bond	11,275,437	11,601,803
Emerging Markets Debt (1)	1,256,213	128,010
American Funds Growth	2,753,347	7,957,331
American Funds Growth-Income	3,806,859	4,509,782
Comstock	4,496,017	3,406,472
Dividend Growth	12,519,170	4,435,353
Equity Index	35,348,845	47,336,783
Focused 30	6,129,459	12,386,001
Growth LT	61,640,259	21,276,464
Large-Cap Growth	11,140,498	8,955,201
Large-Cap Value	11,435,808	10,511,718
Long/Short Large-Cap	1,973,309	1,554,036
Main Street Core	13,538,588	17,121,640
Mid-Cap Equity	23,110,830	13,949,086
Mid-Cap Growth	14,624,012	7,677,903
Mid-Cap Value	2,963,342	4,564,214
Small-Cap Equity	4,872,297	4,202,469
Small-Cap Growth	7,500,148	6,494,055
Small-Cap Index	9,722,143	24,247,138
Small-Cap Value	12,581,054	9,298,565
Health Sciences	10,258,733	4,723,200

Variable Accounts	Purchases	Sales
Real Estate	$11,201,727	$10,585,817
Technology	6,234,765	5,479,271
Emerging Markets	23,517,308	11,783,729
International Large-Cap	12,127,979	16,263,993
International Small-Cap	2,073,653	1,880,094
International Value	16,704,987	10,970,424
American Funds Asset Allocation	2,523,384	1,523,105
Pacific Dynamix - Conservative Growth	1,208,625	461,376
Pacific Dynamix - Moderate Growth	2,858,420	1,677,297
Pacific Dynamix - Growth	3,261,321	765,940
Portfolio Optimization Conservative	8,913,448	3,380,554
Portfolio Optimization Moderate-Conservative	7,221,521	10,205,172
Portfolio Optimization Moderate	17,758,551	16,947,032
Portfolio Optimization Growth	16,269,586	25,531,838
Portfolio Optimization Aggressive-Growth	9,285,991	13,887,456
I	4,467,432	10,810,489
II	4,846,450	5,825,650
III	5,422,845	5,394,858
V	1,835,809	6,646,462
Invesco V.I. International Growth Series II (1)	1,874,463	71,911
American Century VP Mid Cap Value Class II (1)	3,490,498	439,395
BlackRock Basic Value V.I. Class III	1,330,596	2,865,564
BlackRock Global Allocation V.I. Class III	10,348,596	9,472,935
Fidelity VIP Contrafund Service Class 2	4,844,384	13,917,204
Fidelity VIP Freedom Income Service Class 2	703,664	551,440
Fidelity VIP Freedom 2010 Service Class 2	177,392	1,314,571
Fidelity VIP Freedom 2015 Service Class 2	408,991	1,054,756
Fidelity VIP Freedom 2020 Service Class 2	4,024,013	1,141,567

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

Variable Accounts	Purchases	Sales
Fidelity VIP Freedom 2025 Service Class 2	$1,590,381	$1,652,416
Fidelity VIP Freedom 2030 Service Class 2	3,901,084	237,328
Fidelity VIP Freedom 2035 Service Class 2(1)	85,574	1,522
Fidelity VIP Freedom 2045 Service Class 2(1)	152,713	8,115
Fidelity VIP Growth Service Class 2	765,662	1,697,824
Fidelity VIP Mid Cap Service Class 2	4,716,945	5,415,255
Fidelity VIP Value Strategies Service Class 2	2,014,777	1,565,367
Templeton Foreign Securities Class 2(1)	1,178,290	97,009
Templeton Global Bond Securities Class 2	18,651,400	5,830,372
GE Investments Total Return Class 3	784,802	365,625
Janus Aspen Series Overseas Service Class	9,069,169	13,041,673
Janus Aspen Series Enterprise Service Class	1,254,620	641,492
Lazard Retirement U.S. Strategic Equity Service Class	481,440	366,911

(1)	Operations commenced during 2012 (See Note 1).

Variable Accounts	Purchases	Sales
Legg Mason ClearBridge Variable Aggressive Growth - Class II	$1,283,513	$934,837
Legg Mason ClearBridge Variable Mid Cap Core - Class II	3,087,225	1,289,524
Lord Abbett Developing Growth Class VC (1)	68,361	23,355
Lord Abbett Fundamental Equity Class VC	2,061,498	4,527,125
MFS New Discovery Series Service Class	3,079,246	2,199,928
MFS Utilities Series Service Class	4,051,229	7,146,619
PIMCO Global Multi-Asset - Advisor Class	4,713,038	7,202,909
Royce Micro-Cap Service Class	1,160,871	936,751
T. Rowe Price Blue Chip Growth - II	20,880,927	5,595,370
T. Rowe Price Equity Income - II	9,464,878	14,780,499
Van Eck VIP Global Hard Assets Initial Class	10,733,616	9,530,394

6. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in the Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices (unadjusted) in active markets for identical holdings

Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2012, the Variable Accounts’ holdings as presented in the Schedule of Investments on pages G-1 and G-2 of this brochure were all categorized as Level 1 under the three-tier hierarchy of inputs.

7. CHANGE IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2012 and 2011 were as follows:

	2012			2011
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease) (1)

Cash Management	10,617,694	(12,020,408)	(1,402,714)	12,924,796	(12,846,632)	78,164
Diversified Bond	735,209	(512,138)	223,071	997,105	(3,624,556)	(2,627,451)
Floating Rate Loan	618,221	(257,225)	360,996	603,461	(1,686,483)	(1,083,022)
High Yield Bond	634,695	(634,746)	(51)	774,024	(976,445)	(202,421)
Inflation Managed	600,298	(748,211)	(147,913)	825,470	(1,821,949)	(996,479)
Inflation Protected (2)	97,240	(102,839)	(5,599)	148,404	(29,742)	118,662
Managed Bond	1,501,362	(1,654,578)	(153,216)	1,362,429	(3,782,656)	(2,420,227)
Short Duration Bond	1,337,445	(1,395,481)	(58,036)	1,777,659	(2,708,372)	(930,713)
Emerging Markets Debt (3)	113,272	(9,354)	103,918
American Funds Growth	565,465	(930,512)	(365,047)	777,447	(2,005,376)	(1,227,929)
American Funds Growth-Income	557,761	(651,966)	(94,205)	708,240	(2,480,037)	(1,771,797)
Comstock	443,184	(515,557)	(72,373)	648,237	(3,544,738)	(2,896,501)
Dividend Growth	977,757	(532,434)	445,323	577,044	(1,753,731)	(1,176,687)
Equity Index	1,114,179	(1,490,112)	(375,933)	934,218	(1,968,721)	(1,034,503)
Focused 30	561,998	(1,219,730)	(657,732)	571,618	(1,160,865)	(589,247)
Growth LT	358,778	(697,456)	(338,678)	469,554	(1,281,838)	(812,284)
Large-Cap Growth	1,091,137	(1,577,308)	(486,171)	1,345,673	(4,402,696)	(3,057,023)
Large-Cap Value	990,364	(1,159,134)	(168,770)	1,070,029	(4,370,665)	(3,300,636)
Long/Short Large-Cap	158,970	(185,850)	(26,880)	471,090	(2,985,926)	(2,514,836)
Main Street Core	310,286	(514,919)	(204,633)	351,305	(955,495)	(604,190)
Mid-Cap Equity	463,224	(882,062)	(418,838)	649,355	(1,994,886)	(1,345,531)
Mid-Cap Growth	1,125,965	(1,329,264)	(203,299)	1,485,706	(3,110,340)	(1,624,634)
Mid-Cap Value	176,099	(291,657)	(115,558)	329,416	(1,269,694)	(940,278)
Small-Cap Equity	315,795	(318,096)	(2,301)	446,468	(1,508,283)	(1,061,815)
Small-Cap Growth	400,129	(608,433)	(208,304)	582,876	(1,350,045)	(767,169)
Small-Cap Index	918,177	(1,845,474)	(927,297)	993,406	(2,180,609)	(1,187,203)
Small-Cap Value	465,598	(595,541)	(129,943)	703,194	(1,082,363)	(379,169)
Health Sciences	625,796	(441,529)	184,267	480,593	(511,049)	(30,456)

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2012			2011
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease) (1)
Real Estate	367,419	(469,711)	(102,292)	793,321	(719,102)	74,219
Technology	907,101	(1,009,082)	(101,981)	980,389	(1,361,148)	(380,759)
Emerging Markets	651,565	(722,787)	(71,222)	782,312	(1,812,456)	(1,030,144)
International Large-Cap	1,877,918	(2,356,383)	(478,465)	4,511,602	(4,816,533)	(304,931)
International Small-Cap	316,523	(319,371)	(2,848)	581,417	(2,202,647)	(1,621,230)
International Value	1,138,082	(1,061,462)	76,620	1,000,818	(2,068,428)	(1,067,610)
American Funds Asset Allocation	176,772	(128,892)	47,880	351,907	(251,131)	100,776
Pacific Dynamix - Conservative Growth	86,678	(41,466)	45,212	79,974	(65,935)	14,039
Pacific Dynamix - Moderate Growth	206,757	(142,177)	64,580	235,945	(53,764)	182,181
Pacific Dynamix - Growth	213,022	(77,079)	135,943	263,754	(47,020)	216,734
Portfolio Optimization Conservative (4)	921,258	(477,004)	444,254	2,424,181	(207,233)	2,216,948
Portfolio Optimization Moderate-Conservative (5)	881,735	(1,273,464)	(391,729)	5,591,188	(468,741)	5,122,447
Portfolio Optimization Moderate (4)	2,988,939	(3,314,565)	(325,626)	21,963,114	(2,111,509)	19,851,605
Portfolio Optimization Growth (4)	3,534,038	(4,909,991)	(1,375,953)	29,104,421	(2,724,026)	26,380,395
Portfolio Optimization Aggressive-Growth (6)	1,518,495	(2,136,617)	(618,122)	11,738,530	(1,180,168)	10,558,362
I	290,235	(548,042)	(257,807)	340,144	(440,761)	(100,617)
II	385,251	(420,839)	(35,588)	453,169	(480,564)	(27,395)
III	211,922	(273,531)	(61,609)	292,874	(326,835)	(33,961)
V	236,406	(545,371)	(308,965)	395,784	(541,835)	(146,051)
Invesco V.I. International Growth Series II (3)	189,792	(9,022)	180,770
American Century VP Mid Cap Value Class II (3)	341,064	(42,270)	298,794
BlackRock Basic Value V.I. Class III	570,099	(708,257)	(138,158)	391,577	(204,134)	187,443
BlackRock Global Allocation V.I. Class III	969,802	(978,984)	(9,182)	965,152	(1,146,940)	(181,788)
Fidelity VIP Contrafund Service Class 2	627,988	(1,271,190)	(643,202)	838,724	(794,345)	44,379
Fidelity VIP Freedom Income Service Class 2	62,040	(51,081)	10,959	27,233	(13,184)	14,049
Fidelity VIP Freedom 2010 Service Class 2	16,929	(120,933)	(104,004)	74,529	(82,452)	(7,923)
Fidelity VIP Freedom 2015 Service Class 2	34,949	(101,436)	(66,487)	115,296	(79,577)	35,719
Fidelity VIP Freedom 2020 Service Class 2	379,535	(122,263)	257,272	174,646	(53,116)	121,530
Fidelity VIP Freedom 2025 Service Class 2	168,621	(181,371)	(12,750)	72,898	(50,570)	22,328
Fidelity VIP Freedom 2030 Service Class 2	389,032	(41,283)	347,749	120,513	(55,914)	64,599
Fidelity VIP Freedom 2035 Service Class 2 (3)	8,276	(200)	8,076
Fidelity VIP Freedom 2045 Service Class 2 (3)	15,192	(1,161)	14,031
Fidelity VIP Growth Service Class 2	70,270	(140,823)	(70,553)	268,180	(143,677)	124,503
Fidelity VIP Mid Cap Service Class 2	291,106	(494,123)	(203,017)	512,688	(587,536)	(74,848)
Fidelity VIP Value Strategies Service Class 2	167,462	(134,956)	32,506	196,929	(273,198)	(76,269)
Templeton Foreign Securities Class 2 (3)	114,428	(10,297)	104,131
Templeton Global Bond Securities Class 2	1,825,954	(898,478)	927,476	2,071,680	(619,556)	1,452,124
GE Investments Total Return Class 3	73,999	(38,052)	35,947	42,991	(12,750)	30,241
Janus Aspen Series Overseas Service Class	965,969	(1,865,531)	(899,562)	1,481,379	(1,805,881)	(324,502)
Janus Aspen Series Enterprise Service Class	118,971	(68,356)	50,615	82,985	(135,780)	(52,795)
Lazard Retirement U.S. Strategic Equity Service Class	53,215	(41,209)	12,006	38,158	(19,277)	18,881
Legg Mason ClearBridge Variable Aggressive Growth-Class II	123,818	(102,411)	21,407	127,156	(59,328)	67,828
Legg Mason ClearBridge Variable Mid Cap Core-Class II	298,019	(145,973)	152,046	94,794	(284,791)	(189,997)
Lord Abbett Developing Growth Class VC (3)	6,699	(2,471)	4,228
Lord Abbett Fundamental Equity Class VC	254,918	(500,763)	(245,845)	1,358,504	(103,146)	1,255,358
MFS New Discovery Series Service Class	228,389	(202,990)	25,399	386,170	(535,290)	(149,120)
MFS Utilities Series Service Class	359,796	(716,149)	(356,353)	332,913	(314,728)	18,185
PIMCO Global Multi-Asset - Advisor Class (7)	528,844	(838,573)	(309,729)	1,510,673	(79,065)	1,431,608
Royce Micro-Cap Service Class	117,050	(103,250)	13,800	134,250	(84,527)	49,723
T. Rowe Price Blue Chip Growth-II	1,454,531	(364,743)	1,089,788	720,676	(288,303)	432,373
T. Rowe Price Equity Income-II	788,416	(1,257,436)	(469,020)	969,409	(986,918)	(17,509)
Van Eck VIP Global Hard Assets Initial Class	527,320	(712,098)	(184,778)	1,217,973	(1,310,522)	(92,549)

(1)	The significant decrease in units outstanding during the year ended December 31, 2011 on most of the Variable Accounts that invested in Class I shares of the corresponding non-portfolio optimization portfolios of Pacific Select Fund was mainly due to the transfer of assets from those Variable Accounts to the five Portfolio Optimization Variable Accounts (Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Variable Accounts), which were added to the Separate Account during 2011 (See Note 1).
(2)	Operations commenced on May 3, 2011.
(3)	Operations commenced during 2012 (See Note 1).
(4)	Operations commenced on May 2, 2011.
(5)	Operations commenced on May 10, 2011.
(6)	Operations commenced on May 6, 2011.
(7)	Operations commenced on May 5, 2011.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Pacific Life Insurance Company:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Pacific Select Exec Separate Account of Pacific Life Insurance Company (the “Separate Account”) comprised of Cash Management, Diversified Bond, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Protected, Managed Bond, Short Duration Bond, Emerging Markets Debt, American Funds® Growth, American Funds Growth-Income, Comstock, Dividend Growth, Equity Index, Focused 30, Growth LT, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Health Sciences, Real Estate, Technology, Emerging Markets, International Large-Cap, International Small-Cap, International Value, American Funds Asset Allocation, Pacific Dynamix – Conservative Growth, Pacific Dynamix – Moderate Growth, Pacific Dynamix – Growth, Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, Portfolio Optimization Aggressive-Growth, Variable Account I, Variable Account II, Variable Account III, Variable Account V, Invesco V.I. International Growth Series II, American Century VP Mid Cap Value Class II, BlackRock® Basic Value V.I. Class III, BlackRock Global Allocation V.I. Class III, Fidelity® VIP Contrafund® Service Class 2, Fidelity VIP Freedom Income Service Class 2, Fidelity VIP Freedom 2010 Service Class 2, Fidelity VIP Freedom 2015 Service Class 2, Fidelity VIP Freedom 2020 Service Class 2, Fidelity VIP Freedom 2025 Service Class 2, Fidelity VIP Freedom 2030 Service Class 2, Fidelity VIP Freedom 2035 Service Class 2, Fidelity VIP Freedom 2045 Service Class 2, Fidelity VIP Growth Service Class 2, Fidelity VIP Mid Cap Service Class 2, Fidelity VIP Value Strategies Service Class 2, Templeton Foreign Securities Class 2,Templeton Global Bond Securities Class 2, GE Investments Total Return Class 3, Janus Aspen Series Overseas Service Class, Janus Aspen Series Enterprise Service Class, Lazard Retirement U.S. Strategic Equity Service Class, Legg Mason ClearBridge Variable Aggressive Growth – Class II, Legg Mason ClearBridge Variable Mid Cap Core – Class II, Lord Abbett Developing Growth Class VC, Lord Abbett Fundamental Equity Class VC, MFS® New Discovery Series Service Class, MFS Utilities Series Service Class, PIMCO Global Multi-Asset – Advisor Class, Royce Micro-Cap Service Class, T. Rowe Price Blue Chip Growth – II, T. Rowe Price Equity Income – II, and Van Eck VIP Global Hard Assets Initial Class Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2012, the related statements of operations for the year or period then ended, and the statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2012, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account of Pacific Life Insurance Company as of December 31, 2012, the results of their operations for the year or period then ended, and the changes in their net assets and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Costa Mesa, California

February 28, 2013

J-1

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2030

Omaha, Nebraska 68103-2030

Annual Reports

as of December 31, 2012

• Pacific Select Fund

• Pacific Select Exec

  Separate Account of

  Pacific Life Insurance Company

Form No.	15-17463-23